UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

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CREDIT SUISSE OPPORTUNITY FUNDS

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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

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(Address of Principal Executive Offices)    (Zip Code)

John G. Popp
Credit Suisse Opportunity Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 to April 30, 2022

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2022
  (unaudited)

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2022 (unaudited)

June 9, 2022

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2022.

Performance Summary
11/1/21 – 4/30/22

Fund & Benchmark	Performance
Class I1	0.25%
Class A1,2	0.13%
Class C1,2	(0.38)%
Credit Suisse Leveraged Loan Index[3]	0.55%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A mixed period

The six-month period ended April 30, 2022 (the "period"), was a mixed one for floating rate strategies, with the Credit Suisse Leveraged Loan Index (the "Index" and the Fund's "Benchmark") registering a return of 0.55%. The Index saw positive returns in four of the six months in the period. The senior loan discount margin — assuming a three-year average life — widened by 18 basis points during the period to 458 basis points, while the average price of the Index finished the period lower by 133 basis points, at 97.20.

From a quality standpoint, lower-rated assets underperformed the Benchmark for the period, with CCC/Split CCC and Split B returning -2.17% and 0.33% respectively. Higher quality outperformed with Single B and BB returning 0.74% and 0.76%, respectively.

The Index was led by metals/minerals and energy sectors, returning 2.05% and 1.92%, respectively for the period. Housing and consumer durables were the largest sector laggards with respective returns of -0.99% and -0.47%.

On the heels of a rising rate environment, floating rate mutual fund flows during the period were significant — with $31.7 billion of inflows — according to JPMorgan. The environment was also conducive for collateralized loan obligations ("CLO") issuance, with managers pricing in $130.8 billion of gross and $82 billion of net issuance.

Leveraged loan issuance has been muted year-to-date, with gross issuance down approximately 60% year-over-year through the end of April. For the six-month

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

period we saw $249.8 billion of gross and $172.6 billion of net issuance — November was the most active month with $74.8 billion of gross and $48.8 billion of net issuance.

The par-weighted default rate in loans ended April 2022 at 0.86%, according to JPMorgan. This historically low rate of default is expected to increase over the next 12-18 months, as certain companies — and in some circumstances entire industries — struggle to manage through the current inflationary environment.

Strategic Review and Outlook: Cautiously optimistic going forward

For the period ended April 30, 2022, the Fund underperformed the Benchmark. From a sector perspective, positive security selection in energy and manufacturing added to relative returns. Conversely, negative security selection in Ba3 and Caa2 categories detracted from relative returns.

We have been impressed with the pricing power and earnings levels that leveraged finance companies have been able to maintain in the face of unprecedented inflation. However, looking forward, we are concerned about potential for demand erosion, particularly in the consumer and housing sectors. Additionally, given the uncertain earnings outlook, we expect to see increased volatility in all risk asset classes that could lead to opportunities. We believe default rates should remain below historical levels, although it is likely the current economic environment will eventually result in an increase in defaults.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was -4.60%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was -1.37%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Average Annual Returns as of April 30, 20221

	1 Year	5 Years	10 Years
Class I	2.22%	3.39%	4.04%
Class A Without Sales Charge	1.97%	3.14%	3.78%
Class A With Maximum Sales Charge	(2.86)%	2.15%	3.28%
Class C Without CDSC	1.22%	2.37%	3.02%
Class C With CDSC	0.23%	2.37%	3.02%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.74% for Class I shares, 0.99% for Class A shares and 1.74% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,002.50	$1,001.30	$996.20
Expenses Paid per $1,000*	$3.48	$4.71	$8.41
Hypothetical 5% Fund Return
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2022)

S&P Ratings**
A	0.1%
BBB	1.5
BB	17.9
B	60.7
CCC	6.5
CC	0.1
NR	4.1
Subtotal	90.9
Equity and Other	9.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (85.8%)
Advertising (0.6%)
$18,121	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	4.264	$18,031,645
3,272	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	4.750	3,260,859
					21,292,504
Aerospace & Defense (2.0%)
3,996	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	01/29/27	4.264	3,984,816
4,750	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(1),(2)	(NR, NR)	01/31/28	10.000	4,738,125
6,000	Amentum Government Services Holdings LLC, LIBOR 6M + 7.500%(1),(2)	(NR, NR)	12/07/29	8.277	5,970,000
13,507	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(1)	(B, B1)	02/15/29	4.500 - 4.777	13,453,184
2,519	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	2.110	2,461,054
14,389	KKR Apple Bidco, LLC, LIBOR 1M + 3.000%(1)	(B+, B1)	09/23/28	3.764	14,258,205
3,915	Peraton Corp., LIBOR 1M + 7.750%(1)	(NR, NR)	02/01/29	8.500	3,888,102
18,477	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	4.514	18,377,853
					67,131,339
Air Transportation (0.4%)
9,294	Brown Group Holding LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	06/07/28	3.506	9,174,160
4,950	United Airlines, Inc., LIBOR 3M + 3.750%(1)	(BB-, Ba1)	04/21/28	4.500	4,921,315
					14,095,475
Auto Parts & Equipment (4.1%)
5,962	Adient U.S. LLC, LIBOR 1M + 3.250%(1)	(BB+, Ba3)	04/10/28	4.014	5,926,693
1,876	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	04/06/24	3.000	1,873,604
13,907	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	04/06/28	5.000	13,719,687
9,953	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	4.014	9,813,681
10,561	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(CCC+, B2)	11/02/23	2.764	9,776,324
3,062	CWGS Group, LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/03/28	3.250 - 3.264	2,887,646
13,687	Dayco Products LLC, LIBOR 3M + 4.250%(1)	(B-, B3)	05/19/23	4.758	13,584,754
9,844	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	4.999 - 5.032	9,856,539
7,672	Garrett LX I Sarl, LIBOR 3M + 3.250%(1)	(B+, Ba2)	04/30/28	4.490	7,482,937
5,470	Gates Global LLC, LIBOR 1M + 2.500%(1)	(B+, Ba3)	03/31/27	3.264	5,375,529
1,940	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(3)	(NR, Caa3)	03/02/26	11.000	1,915,725
2,705	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(1),(2),(3)	(NR, Caa1)	08/28/25	7.006	2,651,092

See Accompanying Notes to Financial Statements.
8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment
$11,972	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1)	(B, B2)	11/02/27	4.000	$11,836,892
7,360	PAI Holdco, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	10/28/27	4.739	7,284,953
6,216	RVR Dealership Holdings LLC, SOFR 3M + 3.750%(1),(2)	(BB-, B1)	02/08/28	4.500	5,781,149
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(2),(4)	(B, Ba3)	05/22/24	4.764	6,113,583
7,006	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(5)	(BB+, Ba3)	12/16/26	3.250	7,304,303
5,757	TI Group Automotive Systems LLC, LIBOR 3M + 3.250%(1)	(BB+, Ba3)	12/16/26	4.256	5,711,826
9,837	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(CCC+, B2)	12/23/24	5.256	9,220,195
					138,117,112
Banking (0.5%)
13,726	Citco Funding LLC, LIBOR 3M + 2.500%(1)	(NR, Ba3)	09/28/23	3.506	13,709,033
2,948	Citco Funding LLC, LIBOR 3M + 3.250%(1),(2)	(NR, Ba3)	09/28/23	4.256	2,940,131
					16,649,164
Brokerage (0.1%)
2,109	RE/MAX International, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	07/21/28	3.313	2,076,245
Building & Construction (1.0%)
2,236	BrightView Landscapes, LLC, SOFR 3M + 3.250%(1)	(BB-, B1)	04/20/29	3.750	2,212,533
5,220	Latham Pool Products, Inc., SOFR 3M + 3.750%(1)	(BB-, B1)	02/23/29	3.799	5,174,325
7,777	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	07/31/25	3.264	7,753,474
16,168	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.770	16,109,560
235	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(6)	(B, B2)	10/29/27	4.000	232,427
2,823	Service Logic Acquisition, Inc., LIBOR 1M + 4.000%, LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	5.005 - 5.239	2,794,462
					34,276,781
Building Materials (3.0%)
9,260	Chamberlain Group, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	11/03/28	4.506	9,099,575
16,506	Core & Main LP, LIBOR 1M + 2.500%(1)	(B+, Ba3)	07/27/28	3.198	16,289,781
17,967	Cornerstone Building Brands, Inc., LIBOR 3M + 3.250%(1)	(B+, B1)	04/12/28	3.804	16,928,393
3,463	CPG International Inc.(2),(7)	(BB-, B1)	04/28/29	0.000	3,424,109

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$1,357	DiversiTech Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/22/28	4.756	$1,338,564
281	DiversiTech Holdings, Inc., LIBOR 3M + 3.750%(1),(6)	(NR, B2)	12/22/28	3.750	276,944
7,073	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.770	7,001,036
9,848	Foundation Building Materials Holding Co. LLC, LIBOR 3M + 3.250%(1)	(B, B2)	02/03/28	4.489	9,528,347
1,086	Hillman Group, Inc. (The) (Delayed Draw Term Loan), LIBOR 1M + 2.750%(1),(6)	(B+, B1)	07/14/28	3.382	1,061,272
4,515	Hillman Group, Inc. (The) (Term Loan B1), LIBOR 1M + 2.750%(1)	(B+, B1)	07/14/28	3.382	4,410,420
1,668	LBM Acquisition LLC, LIBOR 1M + 3.750%(1)	(B-, B3)	12/17/27	4.500	1,579,041
1,995	MI Windows & Doors, LLC, SOFR 1M + 3.500%(1)	(BB, Ba3)	12/18/27	4.300	1,984,716
2,552	Oscar AcquisitionCo, LLC(7)	(B, B1)	04/30/29	0.000	2,451,345
6,817	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	12/28/27	4.217	6,489,856
11,846	SRS Distribution, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/02/28	4.019	11,455,923
3,242	SRS Distribution, Inc., SOFR 3M + 3.500%(1)	(B-, B2)	06/02/28	4.000	3,132,462
5,211	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/31/26	4.250	4,958,770
					101,410,554
Cable & Satellite TV (0.7%)
14,993	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.804	14,743,402
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	7,112,342
					21,855,744
Chemicals (5.3%)
2,691	Aruba Investments, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/24/27	4.576	2,667,461
11,789	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, Ba3)	08/27/26	5.500	11,795,929
28,805	Atotech B.V., LIBOR 1M + 2.500%(1)	(B+, B1)	03/18/28	3.264	28,617,591
4,000	CeramTec AcquiCo GmbH, EURIBOR 3M + 3.750%(1),(5)	(B, B2)	03/16/29	3.750	4,150,111
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	8.756	2,076,782
3,960	CPC Acquisition Corp., LIBOR 3M + 3.750%(1),(2)	(B, B3)	12/29/27	4.756	3,762,000
1,308	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.000	1,331,416

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$1,092	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	6.000	$1,054,288
6,599	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC+, Caa1)	09/21/23	6.000	6,371,978
5,566	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba2)	12/31/27	4.239	5,549,634
3,855	GEON Performance Solutions, LLC, LIBOR 1M + 4.750%(1)	(B+, B2)	08/18/28	5.514	3,851,190
13,348	Hexion Holdings Corp., SOFR 1M + 4.500%(1)	(B, B2)	03/15/29	5.009	12,925,687
2,379	Illuminate Buyer, LLC, LIBOR 1M + 3.500%(1)	(B+, B1)	06/30/27	4.264	2,299,210
2,484	INEOS Styrolution U.S. Holding LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	01/29/26	3.514	2,461,241
17,487	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/01/24	2.764	17,428,629
1,068	Kraton Corp., LIBOR 3M + 3.250%(1)	(BB, Ba3)	03/15/29	3.990	1,063,817
9,099	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1)	(B, B2)	01/03/29	5.651	8,978,047
6,648	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/02/26	3.506	6,598,685
4,500	PMHC II, Inc.(7)	(B-, B3)	04/21/29	0.000	4,246,875
11,414	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%, LIBOR 1M + 4.750%(1),(2)	(B-, B3)	10/15/25	4.988 - 5.264	11,171,320
8,336	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	3.500	8,231,603
4,100	RelaDyne, Inc., SOFR 1M + 4.250%(1)	(B, B2)	12/22/28	4.750	4,070,952
9,745	Starfruit Finco B.V, LIBOR 3M + 3.000%(1)	(B+, B2)	10/01/25	4.006	9,629,273
2,855	Tronox Finance LLC, LIBOR 1M + 2.250%, LIBOR 3M + 2.250%(1)	(BB, Ba2)	03/10/28	3.014 - 3.256	2,832,652
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(4)	(CCC-, Caa3)	10/27/25	9.250	3,881,298
4,040	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(1)	(CCC+, Caa1)	10/28/24	4.526	3,911,952
8,205	Zep, Inc., LIBOR 12M + 4.000%(1)	(CCC+, B2)	08/12/24	5.000	7,630,860
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(2),(4)	(CCC-, Caa2)	08/11/25	9.256	1,967,373
					180,557,854
Diversified Capital Goods (1.7%)
9,742	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	5.264	9,763,051
1,263	DexKo Global, Inc. (Delayed Draw Term Loan), LIBOR 3M + 3.750%(1)	(B-, B1)	10/04/28	4.717	1,234,205
6,062	DexKo Global, Inc. (Term Loan B), LIBOR 3M + 3.750%(1)	(B-, B1)	10/04/28	4.717	5,923,568

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods
$11,486	Dynacast International LLC, LIBOR 3M + 4.500%(1),(2)	(B-, B2)	07/22/25	5.500	$11,199,227
1,370	Dynacast International LLC, LIBOR 3M + 9.000%(1)	(CCC, Caa2)	10/22/25	10.000	1,361,277
3,798	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	5.014	3,691,061
4,973	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	11.000	4,873,673
7,901	Filtration Group Corp., LIBOR 1M + 3.500%(1)	(B, B3)	10/21/28	4.264	7,811,734
2,891	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	3.764	2,882,871
9,919	Hayward Industries, Inc., LIBOR 1M + 2.500%(1)	(BB-, B2)	05/30/28	3.264	9,824,963
					58,565,630
Electric-Integrated (0.1%)
3,926	Pacific Gas & Electric Co., LIBOR 1M + 3.000%(1)	(BB-, B1)	06/23/25	3.813	3,883,951
Electronics (1.8%)
4,010	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1),(2)	(B, B3)	10/08/28	5.256	3,944,930
7,123	Bright Bidco B.V., LIBOR 6M + 3.500%(1)	(CCC, Caa3)	06/30/24	4.774	3,379,551
3,481	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B1)	12/02/24	4.506	3,463,606
7,631	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa1)	12/01/25	8.500	7,654,602
12,149	Idemia Group, LIBOR 3M + 4.500%(1)	(B-, B3)	01/09/26	5.506	12,097,090
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.500%(1),(5)	(B-, B3)	01/10/26	4.500	7,380,442
3,126	Infinite Bidco LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	03/02/28	4.250	3,096,409
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	7.508	1,530,851
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	05/17/24	3.014	4,329,085
13,933	Mirion Technologies, Inc., LIBOR 2M + 2.750%(1)	(B, B1)	10/20/28	3.250	13,792,038
					60,668,604
Energy - Exploration & Production (0.1%)
768	AL GCX Holdings, LLC(7)	(B+, Ba3)	04/20/29	0.000	767,142
2,757	CQP Holdco LP, LIBOR 3M + 3.750%(1)	(B+, B2)	06/05/28	4.756	2,752,703
15,170	PES Holdings LLC, 3.000% PIK(1),(3),(8)	(NR, Wr)	12/31/22	3.000	549,904
					4,069,749

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (0.3%)
$5,102	GFL Environmental, Inc., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	05/30/25	4.239	$5,098,424
3,900	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(B-, B2)	03/20/25	4.750	3,732,543
					8,830,967
Food & Drug Retailers (1.2%)
2,999	L1R HB Finance Ltd., EURIBOR 6M + 4.250%(1),(5)	(B-, B3)	09/02/24	4.250	2,072,318
2,999	L1R HB Finance Ltd., SONIA + 5.250%(1),(10)	(B-, B3)	09/02/24	5.972	2,454,974
12,661	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	4.756	12,613,253
5,750	Sharp Midco LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	12/31/28	5.006	5,699,688
13,960	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/21/27	4.678	13,884,184
2,923	WOOF Holdings, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	12/21/28	8.178	2,906,267
					39,630,684
Food - Wholesale (0.8%)
10,527	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(1)	(B, B3)	07/31/28	4.250	10,386,675
2,272	Sycamore Buyer LLC(7)	(BB+, Ba3)	09/24/28	0.000	2,245,443
3,479	United Natural Foods, Inc., LIBOR 1M + 3.250%(1)	(BB-, B1)	10/22/25	4.014	3,463,366
6,762	UTZ Quality Foods, LLC, LIBOR 1M + 3.000%(1)	(B, B1)	01/20/28	3.764	6,714,411
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.250%(1),(2),(4),(5)	(B, B2)	01/31/25	5.250	5,268,158
					28,078,053
Forestry & Paper (0.2%)
6,298	LEB Holdings (USA), Inc., LIBOR 3M + 3.750%(1)	(B, B1)	11/02/27	4.756	6,232,919
Gaming (2.2%)
18,937	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	3.514	18,871,383
7,724	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(4)	(B-, Caa1)	07/08/24	4.764	7,611,254
11,344	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(1)	(B, B2)	01/27/29	4.700	11,305,965
4,975	GVC Holdings (Gibraltar) Ltd., LIBOR 3M + 2.250%(1)	(BB, Ba1)	03/16/27	3.743	4,944,466
4,471	Penn National Gaming, Inc.(7)	(BB, Ba3)	04/20/29	0.000	4,456,791
10,500	Scientific Games Holdings LP, SOFR 3M + 3.500%(1)	(B+, B2)	04/04/29	4.175	10,404,397

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming
$6,421	Scientific Games International, Inc., SOFR 3M + 3.000%(1)	(BB, Ba3)	04/14/29	3.573	$6,399,992
9,353	Twin River Worldwide Holdings, Inc., LIBOR 6M + 3.250%(1)	(BB-, Ba2)	10/02/28	3.750	9,278,247
					73,272,495
Gas Distribution (0.7%)
2,500	BCP Renaissance Parent LLC(7)	(B+, B2)	10/31/26	0.000	2,481,262
11,927	Lucid Energy Group II Borrower, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	11/24/28	5.000	11,839,700
9,188	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(1)	(B+, B3)	09/27/24	5.384 - 5.950	9,176,506
					23,497,468
Health Facilities (0.8%)
800	Bayou Intermediate II, LLC(2),(7)	(B-, B2)	08/02/28	0.000	795,000
17,016	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	4.014	17,026,631
6,853	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(1)	(B, B3)	04/21/27	4.514	6,772,850
2,468	Option Care Health, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba3)	10/27/28	3.514	2,461,750
765	Resonetics, LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/28/28	5.239	758,064
					27,814,295
Health Services (5.7%)
2,518	ADMI Corp.(7)	(B, B2)	04/30/25	0.000	2,482,437
10,911	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B2)	12/23/27	4.139	10,756,762
2,897	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(2)	(B+, B1)	01/04/26	3.500	2,874,889
5,941	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(2)	(B+, B1)	01/04/26	3.250	5,896,779
2,971	Athenahealth, Inc., LIBOR 3M + 1.750%(1),(2),(6)	(B-, B2)	02/15/29	1.750	2,935,734
17,529	Athenahealth, Inc., SOFR 1M + 3.500%(1),(2)	(B-, B2)	02/15/29	4.009	17,320,829
9,514	Cambrex Corp., LIBOR 1M + 3.500%(1)	(B, B2)	12/04/26	4.264	9,479,587
4,917	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.756	4,897,673
4,097	Confluent Health, LLC, LIBOR 1M + 4.000%(1)	(B-, B3)	11/30/28	4.764	4,076,217
881	Confluent Health, LLC (Delayed Draw Term Loan), LIBOR 1M + 4.000%(1),(6)	(B-, B3)	11/30/28	4.764	876,606
16,535	KUEHG Corp., LIBOR 3M + 3.750%(1)	(B-, B2)	02/21/25	4.756	16,400,096
6,698	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	03/13/25	4.256 - 4.475	6,618,691
3,011	MedAssets Software Intermediate Holdings, Inc.(7)	(CCC, Caa2)	12/17/29	0.000	2,966,924
3,000	Pearl Intermediate Parent LLC, LIBOR 1M + 6.250%(1)	(CCC+, Caa2)	02/13/26	7.014	2,993,445

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$6,964	PetVet Care Centers LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/14/25	4.264	$6,929,464
4,400	PointClickCare Technologies, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/29/27	4.775	4,394,500
8,084	PointClickCare Technologies, Inc., LIBOR 6M + 3.000%(1)	(B, B2)	12/29/27	3.750	8,013,174
12,109	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	4.804 - 4.882	11,938,334
1,284	SCP Eye Care Services LLC, LIBOR 3M + 4.500(1),(2),(6)	(B-, B3)	03/16/28	4.500	1,279,703
7,350	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(1),(2)	(B-, B3)	03/16/28	6.000	7,327,529
14,650	Select Medical Corp., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/06/25	3.020	14,556,167
3,047	Signify Health LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/22/28	4.256	3,016,223
2,200	Southern Veterinary Partners LLC, LIBOR 3M + 7.750%(1)	(CCC, Caa2)	10/05/28	8.756	2,193,840
12,605	Southern Veterinary Partners, LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	10/05/27	5.000	12,558,206
1,769	TTF Holdings LLC, LIBOR 1M + 4.250%(1),(2)	(B+, B2)	03/31/28	5.063	1,755,682
19,305	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(1)	(B-, B3)	12/15/27	6.256	19,263,998
721	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 3M + 4.500%(1),(6)	(B-, B3)	08/18/28	5.304 - 5.739	719,038
6,676	Western Dental Services, Inc. (Term Loan B), LIBOR 6M + 4.500%(1)	(B-, B3)	08/18/28	5.281	6,653,496
1,978	Women's Care Enterprises LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	01/15/28	5.739	1,963,952
					193,139,975
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 6M + 4.000%(1),(5)	(B, B2)	05/09/25	4.000	5,268,158
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(2),(5)	(CCC, Caa2)	05/08/26	9.000	3,172,763
					8,440,921
Insurance Brokerage (3.5%)
12,222	Acrisure LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	4.264	12,062,058
1,887	Acrisure, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	02/15/27	5.014	1,876,943
4,131	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	4.014	4,098,139
10,231	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	4.051	10,175,451
11,778	AmWINS Group, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/19/28	3.000 - 3.014	11,583,702

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$7,254	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	4.264	$7,171,192
496	AssuredPartners, Inc.(7)	(B, B2)	02/12/27	0.000	490,053
1,000	AssuredPartners, Inc.(7)	(B, B2)	02/12/27	0.000	987,625
12,323	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	4.214	12,180,755
16,032	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.348	15,969,409
7,186	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	11/12/27	3.500	7,390,911
19,450	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	4.014	19,161,247
11,873	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(1)	(BB-, B1)	09/01/27	3.800	11,861,609
3,500	USI, Inc.(7)	(B, B2)	05/16/24	0.000	3,473,313
					118,482,407
Investments & Misc. Financial Services (5.0%)
12,771	AllSpring Buyer LLC, LIBOR 3M + 3.250%(1)	(BB-, Ba2)	11/01/28	4.313	12,762,667
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(4)	(CCC-, Caa1)	04/03/24	5.006	7,224,586
7,733	Ankura Consulting Group, LLC, LIBOR 1M + 4.500%(1)	(B-, B2)	03/17/28	5.250	7,697,787
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	7.500	4,722,993
13,535	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	08/02/28	4.563	13,366,224
11,732	Cowen, Inc., LIBOR 3M + 3.250%(1)	(BB-, B1)	03/24/28	4.635	11,453,572
5,486	CTC Holdings, LP, SOFR 3M + 5.000%(1),(2)	(B+, B1)	02/20/29	5.527	5,431,621
14,531	Deerfield Dakota Holding, LLC, SOFR 3M + 3.750%(1)	(B-, B2)	04/09/27	4.750	14,505,024
12,653	Ditech Holding Corp.(8),(9)	(NR, NR)	06/30/22	0.000	2,530,572
1,218	EIG Management Company, LLC, LIBOR 1M + 3.750%(1),(2)	(BB, Ba2)	02/22/25	4.514	1,212,183
14,256	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.764	14,190,332
2,825	Focus Financial Partners LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/30/28	3.264	2,810,102
13,500	Galaxy US Opco Inc.(2),(7)	(B-, B3)	04/19/29	0.000	13,179,375
18,568	Hudson River Trading LLC, SOFR 1M + 3.000%(1)	(BB-, Ba2)	03/20/28	3.815	18,353,085
14,157	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	3.514	14,015,055
6,323	Jump Financial, LLC, LIBOR 1M + 4.500%(1),(2)	(BB-, Ba2)	08/02/28	5.315	6,227,716

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$2,103	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/03/26	5.260	$2,089,715
918	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	4.496	909,679
6,414	Mariner Wealth Advisors LLC (Term Loan B), SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	4.496	6,358,195
2,339	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1)	(B+, Ba3)	04/30/24	5.256	2,316,889
8,235	VFH Parent LLC, SOFR 1M + 3.000%(1)	(B+, Ba3)	01/13/29	3.573	8,190,123
					169,547,495
Life Insurance (0.0%)
1,120	Vida Capital, Inc., LIBOR 1M + 6.000%(1)	(B-, B2)	10/01/26	6.764	1,036,797
Machinery (2.5%)
5,730	19th Holdings Golf, LLC, SOFR 3M + 3.250%(1),(2)	(B, B1)	02/07/29	3.750	5,651,213
4,779	Alliance Laundry Systems LLC, LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250 - 4.521	4,761,175
2,841	Alloy Finco Ltd., LIBOR 3M + 6.750%(1),(2),(10)	(NR, Caa2)	03/06/24	8.750	3,478,000
3,813	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(3),(10)	(NR, NR)	03/06/25	15.210	4,871,362
4,133	Alloy Finco Ltd. (USD Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(3),(4)	(NR, NR)	03/06/25	14.000	4,210,969
6,515	CMBF LLC (Term Loan), LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	6.500	6,336,081
5,011	Cohu, Inc., LIBOR 3M + 3.000%(1)	(B+, Ba3)	10/01/25	3.519	4,987,875
8,124	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	3.955	8,055,971
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2),(4)	(CCC+, Caa2)	11/16/26	8.705	1,569,727
5,937	Engineered Machinery Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B1)	05/19/28	4.756	5,920,837
924	Griffon Corp., SOFR 3M + 2.750%(1)	(BB, Ba2)	01/24/29	3.267	917,053
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(4)	(CCC+, Caa2)	09/06/26	7.514	3,631,156
10,853	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	4.264	10,652,016
478	LTI Holdings, Inc., LIBOR 1M + 4.750%(1),(2)	(B-, B2)	07/24/26	5.514	475,137
2,375	LTI Holdings, Inc.(6)	(B-, B2)	07/24/26	4.750	2,355,703

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$2,369	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	5.514	$2,349,814
791	LTI Holdings, Inc., LIBOR 1M + 4.750%(1),(2)	(B-, B2)	07/24/26	5.514	785,955
296	Pro Mach Group, Inc., LIBOR 3M + 4.000%(1),(6)	(B-, B1)	08/31/28	4.000	294,665
4,299	Pro Mach Group, Inc., LIBOR 1M + 4.000%(1)	(B-, B1)	08/31/28	5.000	4,281,133
9,520	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(B-, B2)	10/23/25	3.264	9,496,326
					85,082,168
Media - Diversified (0.4%)
12,713	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(2)	(B+, B1)	03/10/28	3.500	12,681,300
1,877	Diamond Sports Group, LLC, SOFR 3M + 3.250%(1)	(CCC+, Caa2)	08/24/26	3.656	637,123
1,177	Diamond Sports Group, LLC, SOFR 3M + 8.000%(1)	(B, B2)	05/26/26	9.000	1,200,151
					14,518,574
Media Content (0.2%)
8,250	Recorded Books, Inc., LIBOR 1M + 4.000%(1)	(B-, B3)	08/29/25	4.551	8,227,890
Medical Products (1.9%)
7,354	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	4.506	7,259,275
3,698	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	5.506	3,365,557
7,165	Femur Buyer, Inc., LIBOR 3M + 5.500%(1),(2)	(NR, NR)	03/05/24	6.506	6,296,039
7,201	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%(1)	(B+, B1)	10/19/27	3.851	7,199,212
19,500	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	4.014	19,194,240
18,776	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	12/11/26	3.514	18,623,717
2,456	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	4.514	2,334,956
					64,272,996
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(8),(9)	(NR, NR)	02/28/19	0.000	17,199
Oil Refining & Marketing (0.4%)
12,911	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(5)	(B-, B3)	02/07/25	4.000	13,413,499
Packaging (1.5%)
5,206	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	3.520	5,028,495
3,848	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750 - 3.756	3,325,322

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(4)	(CCC-, Caa3)	12/07/24	8.750	$978,357
2,927	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(2)	(CCC+, Caa1)	12/07/23	6.006	2,487,908
294	Graham Packaging Co., Inc., LIBOR 1M + 3.000%(1)	(B, B1)	08/04/27	3.764	288,551
16,599	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(1)	(B-, B3)	11/03/25	4.500	16,377,538
3,300	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	4.014	3,215,494
2,300	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(4)	(CCC, Caa3)	11/01/24	4.750	2,074,920
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(4)	(CC, C)	10/31/25	8.750	2,428,125
5,459	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/29	4.301	5,308,634
10,569	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	4.014	10,363,771
					51,877,115
Packaging & Containers (0.2%)
4,993	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	4.063	4,952,359
Personal & Household Products (2.0%)
1,893	ABG Intermediate Holdings 2 LLC, SOFR 3M + 6.000%(1)	(CCC+, Caa1)	12/20/29	6.801	1,881,216
17,184	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(1)	(B, B1)	09/27/24	4.000	17,160,764
7,463	ABG Intermediate Holdings 2 LLC, SOFR 3M + 3.500%(1)	(B, B1)	12/21/28	4.000	7,416,590
2,088	Anticimex International AB, LIBOR 3M + 4.000%(1),(2)	(B, B2)	11/16/28	4.500	2,080,559
6,671	Anticimex International AB, LIBOR 3M + 3.500%(1)	(B, B2)	11/16/28	4.008	6,604,169
3,201	Fender Musical Instruments Corp., SOFR 1M + 4.000%(1)	(B, B2)	12/01/28	4.500	3,184,769
1,176	Fluidra, S.A., SOFR 1M + 2.000%(1)	(BB+, Ba2)	01/29/29	2.800	1,166,165
5,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.250	5,077,528
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B, B3)	10/31/23	5.250	3,452,719
8,381	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	06/01/28	4.563	8,257,024
1,672	Olaplex, Inc., SOFR 3M + 3.850%(1),(2)	(BB-, B1)	02/23/29	4.799	1,671,827

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products
$3,631	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B, B2)	08/10/23	8.500	$3,615,397
6,452	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B-, Caa2)	08/10/23	8.500	5,845,173
					67,413,900
Pharmaceuticals (2.7%)
5,065	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	5,080,586
8,583	Alkermes, Inc., LIBOR 3M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	3.544	8,432,813
15,793	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.764	15,739,929
6,663	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	3.514	6,636,814
15,000	Bausch Health Companies, Inc.(7)	(BB, Ba3)	01/27/27	0.000	14,543,775
9,332	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	4.264	9,238,567
7,543	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 5.000%(1)	(B-, B3)	03/27/28	5.813	7,018,592
2,000	Horizon Therapeutics U.S.A., Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	05/22/26	2.688	1,977,250
3,982	ICON Luxembourg Sarl (LUX Term Loan), LIBOR 3M + 2.250%(1)	(BB+, Ba1)	07/03/28	3.313	3,964,500
992	ICON Luxembourg Sarl (US Term Loan), LIBOR 3M + 2.250%(1)	(BB+, Ba1)	07/03/28	3.313	987,758
17,116	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	4.264	17,111,474
					90,732,058
Real Estate Development & Management (0.2%)
4,949	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1),(2)	(B, B2)	06/01/26	4.264	4,893,432
Real Estate Investment Trusts (0.4%)
2,456	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(1),(2)	(BB-, Ba2)	04/23/26	3.514	2,425,732
9,006	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(1),(2)	(B+, Ba3)	08/09/26	5.000	8,983,911
3,566	Starwood Property Trust, Inc., LIBOR 1M + 3.250%(1),(2)	(BB, Ba2)	07/26/26	4.014	3,561,583
					14,971,226
Recreation & Travel (1.5%)
12,873	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B, B2)	08/17/28	4.264	12,800,375
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1)	(CCC-, Caa3)	09/04/26	8.258	2,066,357
8,012	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	4.258	7,703,183

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel
$1,253	Crown Finance U.S., Inc., LIBOR 3M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	$959,635
4,741	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(1)	(CCC, Caa2)	09/30/26	4.250	3,530,714
7,897	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.500	7,154,894
2,000	Hornblower Sub LLC (Incremental Term Loan), LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.125	2,070,000
5,773	Hornblower Sub LLC (Term Loan), LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.125	5,975,258
3,980	Richmond UK Bidco Ltd., SONIA + 4.250%(1),(10)	(B, B2)	03/03/24	4.973	4,939,191
1,995	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	08/25/28	3.813	1,969,631
					49,169,238
Restaurants (2.8%)
12,835	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	2.514	12,614,348
17,946	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(1)	(B, B2)	12/01/28	5.137	17,743,648
1,555	Fogo De Chao, Inc., LIBOR 1M + 4.250%(1),(4)	(B-, Caa1)	04/07/25	5.250	1,534,534
13,254	IRB Holding Corp., LIBOR 6M + 2.750%(1)	(B+, B2)	02/05/25	3.756	13,156,887
7,406	IRB Holding Corp., SOFR 1M + 3.000%(1)	(B+, B2)	12/15/27	3.750	7,316,005
1,529	K-Mac Holdings Corp., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	07/30/29	7.250	1,510,843
9,443	K-Mac Holdings Corp., LIBOR 1M + 3.500%(1)	(B-, B2)	07/21/28	4.000	9,336,330
3,483	Miller's Ale House, Inc., LIBOR 1M + 4.750%, PRIME + 3.750%(1),(4)	(CCC+, Caa1)	05/30/25	5.418 - 7.250	3,398,975
14,043	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	4.264	13,842,833
15,795	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	4.014	15,645,005
					96,099,408
Software - Services (15.6%)
14,771	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	4.006	14,746,517
439	Applied Systems, Inc., LIBOR 3M + 5.500%(1)	(CCC, Caa2)	09/19/25	6.506	439,930
3,741	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	03/03/28	5.256	3,724,325
10,841	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	5.014	10,751,382

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$9,416	Astra Acquisition Corp., LIBOR 1M + 5.250%(1),(2)	(B-, B2)	10/25/28	6.014	$9,086,832
10,234	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	4.000	10,164,493
5,265	Cardinal Parent, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	11/12/27	5.250	5,236,752
5,863	CCC Intelligent Solutions, Inc., LIBOR 3M + 2.250%(1)	(B, B1)	09/21/28	3.256	5,796,112
16,233	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	04/30/25	3.264	16,065,795
4,812	Cloudera, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/08/28	4.514	4,745,372
2,758	CommerceHub, Inc., LIBOR 3M + 7.000%(1)	(CCC, Caa2)	12/29/28	8.006	2,571,468
6,844	CommerceHub, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	12/29/27	5.006	6,693,548
6,446	ConnectWise, LLC, LIBOR 1M + 3.500%(1)	(NR, B2)	09/29/28	4.264	6,412,729
9,211	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	5.508	9,185,192
12,007	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.764	11,971,629
2,083	DCert Buyer, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	02/19/29	7.764	2,067,001
10,514	E2open, LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/04/28	4.000	10,481,237
6,567	EAB Global, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B-, B2)	08/16/28	4.264 - 4.739	6,492,120
5,460	Endure Digital, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/10/28	4.250	5,237,062
2,000	EP Purchaser, LLC, LIBOR 3M + 3.500%(1)	(B+, B1)	11/06/28	4.506	1,996,870
3,580	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	3,662,054
13,150	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	4.014	13,083,921
3,483	EverCommerce, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	07/06/28	4.014	3,446,961
29,473	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	4.739	28,664,380
13,732	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	8.489	13,245,689
6,953	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	3.514	6,926,437
3,151	Fleetcor Technologies Operating Company, LLC, LIBOR 1M + 1.750%(1)	(BB+, Ba1)	04/28/28	2.514	3,098,620
23,299	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	4.500	23,185,132
16,541	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.256	16,410,423
9,312	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.264	9,291,411
4,950	IGT Holding IV AB, LIBOR 3M + 3.500%(1)	(B, B2)	03/31/28	4.506	4,928,369
8,048	II-VI, Inc.(7)	(BB-, Ba2)	12/01/28	0.000	8,023,132

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$7,505	Instructure Holdings, Inc., LIBOR 3M + 2.750%(1)	(NR, B1)	10/30/28	3.269	$7,457,892
700	Marcel LUX IV Sarl, LIBOR 1M + 4.000%(1)	(BB-, B1)	12/31/27	4.764	697,295
1,976	Marcel LUX IV Sarl, LIBOR 1M + 3.250%(1)	(BB-, B1)	03/15/26	4.014	1,970,062
5,862	Mitnick Corporate Purchaser, Inc.(7)	(B-, B3)	05/02/29	0.000	5,855,794
7,384	NAB Holdings LLC, SOFR 3M + 3.000%(1)	(B+, B1)	11/23/28	3.801	7,293,581
699	Navicure, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/22/26	4.764	699,443
25,444	Polaris Newco LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	06/02/28	4.764	25,221,835
19,759	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	4.770	19,741,852
4,947	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	4.264	4,877,225
496	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	05/30/26	4.264	490,771
1,357	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(1)	(B, B2)	07/05/24	5.750	1,357,947
2,438	Project Leopard Holdings, Inc.(7)	(B, B2)	07/07/24	0.000	2,437,944
8,444	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	4.014	8,370,538
17,982	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	3.758	17,719,685
9,130	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	02/01/29	4.750	8,978,442
2,992	RCP Vega, Inc.(7)	(B, B2)	04/30/26	0.000	2,976,992
18,734	RealPage, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/24/28	4.014	18,468,139
9,276	Redstone Buyer LLC, LIBOR 3M + 4.750%(1)	(B-, B2)	04/27/28	5.934	8,948,400
8,753	Seattle Spinco, Inc., SOFR 1M + 4.000%(1)	(BB-, B1)	02/26/27	4.671	8,680,416
11,116	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	3.514	11,012,084
3,770	SkillSoft Corp., SOFR 3M + 5.250%(1)	(B-, B2)	07/14/28	6.187	3,755,738
2,458	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	2.514	2,427,304
2,875	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	2.514	2,839,436
12,217	Storable, Inc., SOFR 1M + 3.500%, SOFR 3M + 3.500%(1)	(B, B2)	04/17/28	4.151 - 4.200	12,135,270
5,130	Symantec Corp.(7)	(BB, Ba1)	01/28/29	0.000	5,051,973
6,343	The Ultimate Software Group, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	05/04/26	4.212	6,285,884
17,310	The Ultimate Software Group, Inc., LIBOR 3M + 3.750%(1)	(B-, B1)	05/04/26	4.756	17,248,575
11,887	Turing Midco LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	03/23/28	3.514	11,815,994
1,843	Vaco Holdings, LLC, SOFR 3M + 5.000%(1)	(B, B2)	01/21/29	5.801	1,844,373
2,107	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.455	2,098,319
1,973	Virtusa Corp., SOFR 1M + 3.750%(1)	(B, B2)	02/15/29	4.550	1,951,420
7,145	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B, B2)	02/11/28	4.514	7,080,093
See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$10,571	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	3.764	$10,491,243
2,719	ZoomInfo LLC, LIBOR 1M + 3.000%(1)	(BB+, Ba1)	02/02/26	3.764	2,711,708
					528,826,562
Specialty Retail (0.5%)
14,088	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	3.764	13,994,473
4,244	Restoration Hardware, Inc., LIBOR 1M + 2.500%(1)	(BB, Ba3)	10/20/28	3.264	4,091,033
					18,085,506
Steel Producers/Products (0.4%)
3,593	Grinding Media, Inc., LIBOR 6M + 4.000%(1),(2)	(B, B2)	10/12/28	4.796	3,525,814
11,594	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	01/24/27	2.632	11,440,643
					14,966,457
Support - Services (5.4%)
16,189	Allied Universal Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	05/12/28	4.514	15,794,179
2,730	Beacon Roofing Supply, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	05/19/28	3.014	2,703,586
3,477	Belron Finance U.S. LLC, LIBOR 3M + 2.250%(1)	(BB+, Ba2)	10/30/26	3.500	3,459,153
4,908	Belron Finance U.S. LLC, LIBOR 3M + 2.750%(1)	(BB+, Ba2)	04/13/28	3.250	4,893,227
4,065	Centuri Group, Inc., LIBOR 3M + 2.500%(1)	(B+, Ba2)	08/27/28	3.008	4,024,981
22,006	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	3.500	21,990,972
7,960	CoreLogic, Inc., LIBOR 1M + 3.500%(1),(2)	(B, B1)	06/02/28	4.313	7,502,300
3,009	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.000	3,012,980
3,680	LaserShip, Inc., LIBOR 3M + 7.500%(1)	(CCC, Caa2)	05/07/29	8.250	3,665,810
8,960	LaserShip, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	05/07/28	5.250	8,897,280
13,100	Nuvei Technologies Corp., LIBOR 1M + 2.500%(1)	(B+, Ba3)	09/29/25	3.264	13,042,216
5,000	Pacific (BC) TopCo 5 Ltd., EURIBOR 3M + 4.750%(1),(2),(5)	(B-, B3)	01/06/26	4.750	5,274,751
3,491	PODS, LLC, LIBOR 3M + 3.000%(1)	(B, B2)	03/31/28	3.750	3,454,465
3,200	Savage Enterprises LLC, LIBOR 1M + 3.250%(1)	(BB-, B1)	09/15/28	3.890	3,181,367
12,124	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	4.014	12,024,073
15,714	SRAM, LLC, LIBOR 3M + 2.750%, LIBOR 6M + 2.750%(1)	(BB-, B1)	05/18/28	3.250 - 3.514	15,612,567

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$491	St. George's University Scholastic Services, LIBOR 1M + 3.250%(1)	(B+, B2)	02/10/29	4.014	$486,666
13,004	Tempo Acquisition LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	08/31/28	3.700	12,935,257
1,234	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	05/01/24	3.514	1,230,981
5,164	Trans Union, LLC, LIBOR 1M + 2.250%(1)	(BBB-, Ba2)	12/01/28	3.014	5,117,393
3,025	TruGreen LP, LIBOR 3M + 8.500%(1),(2)	(CCC+, Caa1)	11/02/28	9.264	3,047,688
2,858	Waterlogic Holdings Ltd., LIBOR 3M + 4.750%(1)	(B, B3)	08/04/28	5.756	2,854,406
15,807	White Cap Buyer LLC, SOFR 1M + 3.750%(1)	(B, B2)	10/19/27	4.450	15,474,760
11,810	Wrench Group LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	04/30/26	5.006	11,735,994
					181,417,052
Tech Hardware & Equipment (0.9%)
8,893	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B, B3)	05/25/28	5.000	8,831,939
1,809	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B+, Ba3)	05/25/28	5.000	1,796,326
6,809	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	4.014	6,569,628
8,432	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	4.506	8,417,295
5,674	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/02/27	3.202	5,533,257
					31,148,445
Telecom - Wireless (0.8%)
3,957	CCI Buyer, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	12/17/27	4.750	3,906,415
6,442	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	4.063	6,391,544
10,072	MetroNet Systems Holdings, LLC, LIBOR 1M + 3.750%(1)	(B, B2)	06/02/28	4.500	10,004,130
7,217	Xplornet Communications, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/02/28	4.764	7,109,605
					27,411,694
Telecom - Wireline Integrated & Services (1.1%)
2,474	Altice France S.A., LIBOR 3M + 4.000%(1)	(B, B2)	08/14/26	4.506	2,461,220
6,245	Altice France S.A., LIBOR 3M + 3.688%(1)	(B, B2)	01/31/26	4.732	6,195,098
8,564	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	3.014	8,212,588
1,783	Cincinnati Bell, Inc., SOFR 3M + 3.250%(1)	(B+, B1)	11/22/28	4.051	1,776,345
833	GTT Communications, Inc., PRIME + 3.750%(1),(8)	(NR, NR)	05/31/25	7.250	683,381
3,769	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	2.514	3,647,777
5,628	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	3.989	5,537,564

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$2,250	TVC Albany, Inc., LIBOR 1M + 3.500%(1),(2)	(B-, B2)	07/23/25	4.264	$2,216,487
5,672	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	4.563	5,652,614
					36,383,074
Theaters & Entertainment (2.0%)
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(4)	(BB-, B3)	05/08/25	3.500	4,719,501
8,798	Technicolor S.A., EURIBOR 6M + 3.000% Cash, 3.000% PIK(1),(3),(5)	(CCC, Caa3)	12/31/24	6.000	9,191,789
1,276	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(1),(3)	(B, Caa1)	06/30/24	12.446	1,322,720
1,947	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(3)	(CCC, Caa3)	12/31/24	7.040	1,928,217
8,000	TopGolf International, Inc., LIBOR 1M + 6.250%(1)	(B, B3)	02/09/26	7.000	8,143,000
20,116	UFC Holdings LLC, LIBOR 6M + 2.750%(1)	(B, B2)	04/29/26	3.500	19,856,855
23,563	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	3.520	23,150,465
					68,312,547
Transport Infrastructure/Services (0.1%)
2,174	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa2)	03/11/24	4.000	1,878,724
Trucking & Delivery (0.2%)
7,123	American Trailer World Corp., SOFR 1M + 3.500%(1)	(B, B3)	03/03/28	4.300	6,663,629
TOTAL BANK LOANS (Cost $2,973,615,211)					2,903,389,934
CORPORATE BONDS (7.7%)
Auto Parts & Equipment (0.1%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 104.25)(11)	(CCC+, Caa1)	05/15/27	8.500	1,345,861
1,205	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/22 @ 102.81)(11)	(CCC-, Caa2)	11/15/26	5.625	568,739
2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(5),(11)	(B+, B3)	04/15/29	3.750	1,790,261
					3,704,861
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	2,112,233

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (0.1%)
$2,860	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(11)	(CCC, Caa1)	08/01/29	6.750	$2,293,755
Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(BB, Ba3)	11/15/31	4.500	829,552
12,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	11,580,000
					12,409,552
Chemicals (0.4%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(B, B2)	05/15/28	4.750	3,515,000
7,000	PMHC II, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11)	(CCC+, Caa2)	02/15/30	9.000	5,644,240
4,750	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(11),(12)	(CCC+, Caa2)	05/15/26	6.750	3,879,966
					13,039,206
Consumer/Commercial/Lease Financing (0.2%)
6,815	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(11)	(BB, Ba3)	02/01/28	4.750	6,414,994
Diversified Capital Goods (0.2%)
6,298	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB-, Ba3)	06/01/31	4.250	5,583,460
Energy - Exploration & Production (0.2%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 05/31/22 @ 102.44)(11)	(B, Caa2)	11/01/23	9.750	7,559,302
Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(11)	(BB-, B1)	09/30/26	6.500	2,906,730

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (0.5%)
$4,275	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(11)	(CCC, Caa2)	02/15/30	6.500	$3,941,016
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	10,176,959
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(11)	(CCC, Caa2)	02/01/28	9.250	1,940,897
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(11)	(B-, B2)	12/15/25	5.250	1,862,760
					17,921,632
Insurance Brokerage (0.4%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/22 @ 101.75)(11)	(CCC+, Caa2)	11/15/25	7.000	1,756,002
3,500	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(11)	(B, B1)	08/15/28	4.875	3,189,795
9,474	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(11)	(CCC+, Caa2)	08/15/28	6.875	8,372,411
					13,318,208
Investments & Misc. Financial Services (0.3%)
4,000	Armor Holdco Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	3,872,700
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(11)	(B+, B1)	04/15/29	5.250	2,696,250
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	2,554,335
					9,123,285
Machinery (0.2%)
5,639	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	5,152,326
Media Content (0.2%)
4,250	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(11)	(CCC+, Caa3)	08/15/26	5.375	1,556,520

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(11)	(BB+, Ba3)	07/15/30	3.875	$3,585,660
					5,142,180
Medical Products (0.3%)
8,740	Mozart Debt Merger Sub, Inc., Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(11)	(B+, B1)	04/01/29	3.875	7,637,624
2,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(11),(12)	(B-, Caa1)	10/01/29	5.250	1,743,280
					9,380,904
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(11)	(B-, B3)	02/15/26	7.000	3,974,860
Packaging (0.3%)
10,850	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	9,725,180
Personal & Household Products (0.0%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(11)	(CCC+, Caa2)	06/01/29	6.375	1,349,460
Pharmaceuticals (0.2%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 104.63)(11)	(B, B3)	04/01/26	9.250	352,817
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(B, B3)	02/15/29	6.250	1,457,760
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(11)	(B, B3)	02/15/31	5.250	696,275
5,325	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(11)	(BB-, Ba2)	01/15/29	4.375	4,912,445
					7,419,297
Real Estate Investment Trusts (0.4%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,042,645

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts
$12,808	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	$12,307,848
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(11)	(BB-, Ba3)	07/15/26	3.625	1,038,763
					14,389,256
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 101.22)(11)	(B-, B3)	07/31/24	4.875	1,292,514
1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 102.75)(11)	(B-, B3)	04/15/27	5.500	1,162,652
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(11)	(BB-, Ba2)	07/01/25	7.000	2,600,162
5,784	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(11)	(BB-, B2)	11/01/27	4.875	5,459,055
					10,514,383
Software - Services (0.4%)
4,950	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(11)	(B+, B1)	07/15/29	4.125	4,437,254
2,555	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	2,071,262
9,311	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(11)	(CCC+, Caa2)	12/15/28	7.125	8,392,330
					14,900,846
Specialty Retail (0.1%)
3,745	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/30/22 @ 103.75)(11)	(NR, Caa1)	05/01/25	7.500	3,383,870
Support - Services (1.3%)
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	3,125,998
5,698	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	5,049,340

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11)	(CCC+, Caa1)	06/01/29	6.000	$7,765,061
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(11)	(B, B1)	05/01/28	4.500	9,761,730
7,565	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(11)	(B-, B3)	07/31/26	7.125	7,556,338
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(11)	(B, B2)	05/01/29	4.625	8,408,175
3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(11)	(CCC+, Caa1)	10/15/28	6.875	2,752,695
					44,419,337
Tech Hardware & Equipment (0.4%)
2,900	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 104.13)(11)	(CCC+, B3)	03/01/27	8.250	2,497,538
1,700	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(11)	(B, Ba3)	09/01/29	4.750	1,424,167
3,500	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(11)	(BB+, Baa3)	04/15/29	4.750	3,378,095
7,700	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(BB-, B1)	05/15/29	4.750	7,170,817
					14,470,617
Telecom - Wireline Integrated & Services (0.2%)
3,775	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11)	(B, B2)	10/15/29	5.500	3,222,472
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 101.97)(8),(11)	(NR, Wr)	12/31/24	0.000	612,500
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(11)	(B+, B1)	10/15/27	6.750	1,792,062
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B1)	07/15/29	5.125	2,736,000
					8,363,034

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment (0.3%)
$3,000	Technicolor S.A., Rule 144A(2),(5),(11),(13)	(NR, NR)	05/31/29	4.500	$3,085,729
2,081	Technicolor S.A., Tranche 1 Notes(5)	(NR, NR)	06/30/24	6.000	2,317,734
4,834	Technicolor S.A., Tranche 2 Notes(5)	(NR, NR)	06/30/24	6.000	5,384,448
					10,787,911
TOTAL CORPORATE BONDS (Cost $291,289,715)					259,760,679
ASSET BACKED SECURITIES (2.7%)
Collateralized Debt Obligations (2.7%)
6,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(11)	(BB-, NR)	10/15/29	7.044	5,875,818
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(11)	(NR, NR)	01/19/35	0.000	3,459,029
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa3)	07/15/34	4.344	2,459,340
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	7.813	1,691,421
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B, NR)	04/20/31	6.463	1,924,448
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(11)	(BBB-, NR)	08/20/32	4.780	5,365,492
2,479	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,453,615
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	07/27/31	6.625	686,850
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	4.194	1,918,088
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	6.894	2,469,117
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	3.813	3,787,560
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(BBB-, NR)	07/17/34	4.244	1,708,866
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	10/15/29	4.244	3,349,584
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	4.044	4,847,825
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(11)	(BBB-, NR)	04/15/34	5.244	3,440,899
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(11)	(BB-, NR)	04/15/33	8.056	1,986,332
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.650%(1),(11)	(BBB-, NR)	04/17/34	4.694	1,988,646

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	4.184	$3,812,785
2,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	7.194	2,394,733
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	7.124	3,099,635
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	7.883	1,815,534
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(11)	(NR, Ba3)	10/15/34	8.744	3,375,511
1,750	Marble Point CLO XXI Ltd., 2021-3A, Rule 144A, LIBOR 3M + 2.300%(1),(11)	(NR, A2)	10/17/34	3.344	1,695,531
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	6.886	5,017,443
1,500	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(11)	(BBB-, NR)	07/17/35	4.144	1,473,518
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	3.894	2,182,592
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(11)	(BBB-, NR)	04/25/31	3.834	3,486,884
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	4.636	2,760,657
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, A3)	09/10/29	4.003	2,955,417
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(11)	(NR, Ba1)	07/19/34	6.114	3,084,585
1,750	Vibrant ClO 1X Ltd., 2018-9A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	07/20/31	4.263	1,601,938
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba3)	06/20/29	6.678	1,397,526
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	4.388	2,876,079
TOTAL ASSET BACKED SECURITIES (Cost $95,226,198)					92,443,298
Number of Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.0%)
151,253	Jason Group, Inc.(9)				1,588,157

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Chemicals (0.4%)
31,756	Project Investor Holdings LLC(2),(4),(9),(13)	$317
529,264	Proppants Holdings LLC(2),(4),(9),(13)	5,293
191,054	UTEX Industries, Inc.(2),(9)	12,800,618
		12,806,228
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(4),(9),(13)	8,724
Machinery (0.0%)
6,675,439	Doncasters U.S. Finance LLC(2),(9),(10),(13)	—
Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(9)	1,210,031
Private Placement (0.3%)
2,723,899	Technicolor S.A. EUR 27.0(9),(14)	9,169,585
Software - Services (0.0%)
78,712	Skillsoft Corp.(9)	421,109
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(9),(13)	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(9),(13)	—
172	Sprint Industrial Holdings LLC, Class I(2),(4),(9),(13)	900
		900
TOTAL COMMON STOCKS (Cost $26,338,461)		25,204,734
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(9),(13)	—
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(9)	57,925
TOTAL WARRANTS (Cost $68,804)		57,925
SHORT-TERM INVESTMENTS (9.0%)
300,755,288	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29%	300,755,288
4,097,013	State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(15)	4,097,013
TOTAL SHORT-TERM INVESTMENTS (Cost $304,852,301)		304,852,301
TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $3,691,390,690)		3,585,708,871
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)		(200,771,542)
NET ASSETS (100.0%)		$3,384,937,329

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2022. The rate may be subject to a cap and floor.

(2)  Security is valued using significant unobservable inputs.

(3)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)  Illiquid security.

(5)  This security is denominated in Euro.

(6)  All or a portion is an unfunded loan commitment (See note 2-I).

(7)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2022.

(8)  Bond is currently in default.

(9)  Non-income producing security.

(10)  This security is denominated in British Pound.

(11)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $320,974,343 or 9.5% of net assets.

(12)  Security or portion thereof is out on loan (See note 2-J).

(13)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(14)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(15)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2022.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	14,331,185	EUR	12,767,935	10/12/22	Deutsche Bank AG	$(14,331,185)	$(13,600,991)	$730,194
USD	109,124,717	EUR	93,522,619	10/12/22	Morgan Stanley	(109,124,717)	(99,624,585)	9,500,132
USD	18,249,462	GBP	13,425,539	10/12/22	Deutsche Bank AG	(18,249,462)	(16,878,599)	1,370,863
								$11,601,189

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
EUR	4,100,000	USD	4,567,311	10/12/22	Barclays Bank PLC	$4,567,311	$4,367,508	$(199,803)
EUR	890,000	USD	1,024,257	10/12/22	Deutsche Bank AG	1,024,257	948,069	(76,188)
EUR	5,000,000	USD	5,692,110	10/12/22	Morgan Stanley	5,692,110	5,326,230	(365,880)
GBP	626,407	USD	821,941	10/12/22	Deutsche Bank AG	821,941	787,520	(34,421)
								$(676,292)
								$10,924,897

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $4,097,013 (Cost $3,691,390,690) (Note 2)	$3,585,708,871[1]
Foreign currency at value (Cost $6,004,968)	5,775,542
Receivable for investments sold	56,445,651
Interest receivable	15,557,026
Unrealized appreciation on forward foreign currency contracts (Note 2)	11,601,189
Receivable for Fund shares sold	8,762,157
Prepaid expenses and other assets	213,392
Total assets	3,684,063,828
Liabilities
Investment advisory fee payable (Note 3)	1,435,073
Administrative services fee payable (Note 3)	205,096
Shareholder servicing/Distribution fee payable (Note 3)	78,199
Cash received from brokers for forward contracts	1,050,000
Payable for investments purchased	271,611,532
Payable for Fund shares redeemed	9,803,220
Unfunded loan commitments (Note 2)	7,145,523
Payable upon return of securities loaned (Note 2)	4,097,013
Dividend payable	1,962,170
Unrealized depreciation on forward foreign currency contracts (Note 2)	676,292
Due to custodian	143,156
Trustees' fee payable	12,688
Accrued expenses	906,537
Total liabilities	299,126,499
Net Assets
Capital stock, $.001 par value (Note 6)	519,025
Paid-in capital (Note 6)	3,600,238,479
Total distributable earnings (loss)	(215,820,175)
Net assets	$3,384,937,329
I Shares
Net assets	$3,189,041,086
Shares outstanding	489,160,654
Net asset value, offering price and redemption price per share	$6.52
A Shares
Net assets	$134,517,520
Shares outstanding	20,526,825
Net asset value and redemption price per share	$6.55
Maximum offering price per share (net asset value/(1-4.75%))	$6.88
C Shares
Net assets	$61,378,723
Shares outstanding	9,337,257
Net asset value and offering price per share	$6.57

1  Includes $3,992,128 of securities on loan.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2022 (unaudited)

Investment Income
Interest	$69,749,737
Dividends	3,881
Securities lending (net of rebates)	3,755
Total investment income	69,757,373
Expenses
Investment advisory fees (Note 3)	9,640,440
Administrative services fees (Note 3)	244,756
Shareholder servicing/Distribution fees (Note 3)
Class A	176,661
Class C	301,931
Transfer agent fees	1,233,826
Commitment fees (Note 4)	327,102
Custodian fees	265,410
Registration fees	77,680
Insurance expense	71,378
Printing fees	46,904
Legal fees	37,061
Trustees' fees	33,792
Audit and tax fees	25,150
Miscellaneous expense	25,198
Total expenses	12,507,289
Less: fees waived and expenses reimbursed (Note 3)	(708,556)
Net expenses	11,798,733
Net investment income	57,958,640
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(5,020,708)
Net realized loss from foreign currency transactions	(59,709)
Net change in unrealized appreciation (depreciation) from investments	(61,043,182)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(48,057)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	11,035,669
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(55,135,987)
Net increase in net assets resulting from operations	$2,822,653

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
From Operations
Net investment income	$57,958,640	$86,972,815
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(5,080,417)	(22,628,025)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(50,055,570)	120,755,929
Net increase in net assets resulting from operations	2,822,653	185,100,719
From Distributions
From distributable earnings
Class I	(54,048,299)	(81,531,192)
Class A	(2,332,721)	(4,978,097)
Class C	(774,711)	(1,626,826)
Net decrease in net assets resulting from distributions	(57,155,731)	(88,136,115)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,192,723,974	1,590,427,767
Reinvestment of distributions	46,977,759	71,710,776
Net asset value of shares redeemed	(775,493,239)	(689,176,103)
Net increase in net assets from capital share transactions	464,208,494	972,962,440
Net increase in net assets	409,875,416	1,069,927,044
Net Assets
Beginning of period	2,975,061,913	1,905,134,869
End of period	$3,384,937,329	$2,975,061,913

See Accompanying Notes to Financial Statements.
39

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$6.62	$6.31	$6.56	$6.81[1]	$6.87	$6.77
INVESTMENT OPERATIONS
Net investment income[2]	0.12	0.24	0.30	0.35	0.29	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.10)	0.31	(0.25)	(0.25)	(0.06)	0.10
Total from investment operations	0.02	0.55	0.05	0.10	0.23	0.38
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.24)	(0.30)	(0.35)	(0.29)	(0.27)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.12)	(0.24)	(0.30)	(0.35)	(0.29)	(0.28)
Net asset value, end of period	$6.52	$6.62	$6.31	$6.56	$6.81[1]	$6.87
Total return[3]	0.25%	8.86%	0.92%	1.47%	3.45%	5.75%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,189,041	$2,770,167	$1,699,373	$2,199,606	$3,704,519	$3,236,360
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.61%[4]	3.62%	4.80%	5.18%	4.29%	4.12%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[5]	21%	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$6.65	$6.34	$6.59	$6.84[1]	$6.90	$6.80
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.23	0.29	0.33	0.28	0.27
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.10)	0.31	(0.25)	(0.25)	(0.06)	0.10
Total from investment operations	0.01	0.54	0.04	0.08	0.22	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.23)	(0.29)	(0.33)	(0.28)	(0.26)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.11)	(0.23)	(0.29)	(0.33)	(0.28)	(0.27)
Net asset value, end of period	$6.55	$6.65	$6.34	$6.59	$6.84[1]	$6.90
Total return[3]	0.13%	8.57%	0.70%	1.23%	3.20%	5.48%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$134,518	$144,713	$146,803	$199,328	$289,959	$284,456
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.35%[4]	3.41%	4.54%	4.93%	4.03%	3.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[5]	21%	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
41

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$6.68	$6.36	$6.61	$6.87[1]	$6.92	$6.82
INVESTMENT OPERATIONS
Net investment income[2]	0.09	0.18	0.24	0.28	0.23	0.22
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.12)	0.32	(0.25)	(0.26)	(0.05)	0.10
Total from investment operations	(0.03)	0.50	(0.01)	0.02	0.18	0.32
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.18)	(0.24)	(0.28)	(0.23)	(0.21)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.08)	(0.18)	(0.24)	(0.28)	(0.23)	(0.22)
Net asset value, end of period	$6.57	$6.68	$6.36	$6.61	$6.87[1]	$6.92
Total return[3]	(0.38)%	7.90%	(0.05)%	0.34%	2.58%	4.69%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$61,379	$60,182	$58,959	$87,380	$116,877	$118,654
Ratio of net expenses to average net assets	1.70%[4]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	2.62%[4]	2.66%	3.83%	4.19%	3.28%	3.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[5]	21%	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,626,166,792	$277,223,142	$2,903,389,934
Corporate Bonds	—	256,674,950	3,085,729	259,760,679
Asset Backed Securities	—	92,443,298	—	92,443,298
Common Stocks	421,109	11,967,773	12,815,852	25,204,734
Warrants	—	57,925	0 (1)	57,925
Short-term Investments	300,755,288	4,097,013	—	304,852,301
	$301,176,397	$2,991,407,751	$293,124,723	$3,585,708,871
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$11,601,189	$—	$11,601,189
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$676,292	$—	$676,292

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2022 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$161,045,739	$—	$15,234	$0	(1)	$161,060,973
Accrued discounts (premiums)	562,805	792	—	—		563,597
Purchases	143,445,106	3,250,845	—	—		146,695,951
Sales	(28,001,294)	—	—	—		(28,001,294)
Realized gain (loss)	(288,365)	—	(59,979)	—		(348,344)
Change in unrealized appreciation (depreciation)	(818,742)	(165,908)	59,979	—		(924,671)
Transfers into Level 3	79,371,429	—	12,800,618	—		92,172,047
Transfers out of Level 3	(78,093,536)	—	—	—		(78,093,536)
Balance as of April 30, 2022	$277,223,142	$3,085,729	$12,815,852	$0	(1)	$293,124,723
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2022	$(1,975,732)	$(165,908)	$—	$—		$(2,141,640)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2022	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$277,223,142	Vendor pricing	Single Broker Quote	$0.00 – $1.22	($0.98)
Corporate Bonds	$3,085,729	Recent Transactions	Trade Price	$1.03 (N/A)
Common Stocks	$15,234	Income Approach	Expected Remaining Distribution	$0.00 – $5.22	($0.32)
	$12,800,618	Vendor pricing	Single Broker Quote	$0.00 – $67.00	($67.00)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2022, $92,172,047 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $78,093,536 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2022 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2022.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$11,601,189	$676,292	$—	$11,035,669

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2022, the Fund held an average monthly value on a net basis of $138,160,390 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Deutsche Bank AG	$2,101,057	$(110,609)	$—	$(1,050,000)	$940,448
Morgan Stanley	9,500,132	(365,880)	—	—	9,134,252
	$11,601,189	$(476,489)	$—	$(1,050,000)	$10,074,700

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$199,803	$—	$—	$—	$199,803
Deutsche Bank AG	110,609	(110,609)	—	—	—
Morgan Stanley	365,880	(365,880)	—	—	—
	$676,292	$(476,489)	$—	$—	$199,803

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2022 are disclosed in the Schedule of Investments. At April 30, 2022, the amount of restricted cash received from brokers related to forward foreign currency contracts was $1,050,000.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2022, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Athenahealth, Inc.	02/15/29	1.750	$847,826
Confluent Health, LLC (Delayed Draw Term Loan)	11/30/28	4.000	$823,745
DiversiTech Holdings, Inc.	12/22/28	3.750	$280,804
Hillman Group, Inc. (The) (Delayed Draw Term Loan)	07/14/28	2.750	$1,193,098
LTI Holdings, Inc.	07/24/26	4.750	$1,875,000
Pro Mach Group, Inc.	08/31/28	4.000	$295,907
SCP Eye Care Services LLC	03/16/28	4.500	$1,283,715
Service Logic Acquisition, Inc.	10/29/27	4.000	$234,774
Western Dental Services, Inc. (Delayed Draw Term Loan)	08/18/28	4.500	$310,654

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$3,992,128	$4,097,013	$4,097,013

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$3,992,128	$(3,992,128)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2022, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $5,001, of which $0 was rebated to borrowers (brokers). The Fund retained $3,755 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,246.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically

52

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected
53

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2022, investment advisory and administration fees earned and waived by Credit Suisse were $9,640,440 and $708,556, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net

54

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2023. Prior to April 22, 2019, these expense limitations were voluntary. For the six months ended April 30, 2022 there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$4,789,097	$962,994	$1,592,401	$1,570,467	$663,235
Class A	371,210	85,810	149,504	104,171	31,725
Class C	161,306	38,540	65,845	43,325	13,596
Totals	$5,321,613	$1,087,344	$1,807,750	$1,717,963	$708,556

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2022, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $244,756.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2022, the Fund paid Rule 12b-1 distribution fees of $176,661 for Class A shares and $301,931 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2022, CSSU and its affiliates advised the Fund that they retained $4,928 from commissions earned on the sale of the

55

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2022 and during the six months ended April 30, 2022, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2022, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$1,110,039,552	$655,021,039	$0	$0

56

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	174,483,272	$1,150,566,282	233,381,020	$1,540,312,453
Shares issued in reinvestment of distributions	6,750,272	44,373,293	10,023,454	66,090,692
Shares redeemed	(110,498,971)	(725,076,296)	(94,395,982)	(622,551,167)
Net increase	70,734,573	$469,863,279	149,008,492	$983,851,978
	Class A
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	4,910,242	$32,527,924	5,919,178	$39,117,850
Shares issued in reinvestment of distributions	294,851	1,948,007	639,553	4,234,283
Shares redeemed	(6,424,933)	(42,283,157)	(7,965,320)	(52,587,397)
Net decrease	(1,219,840)	$(7,807,226)	(1,406,589)	$(9,235,264)
	Class C
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	1,448,711	$9,629,768	1,655,530	$10,997,464
Shares issued in reinvestment of distributions	99,075	656,459	208,626	1,385,801
Shares redeemed	(1,226,010)	(8,133,786)	(2,118,451)	(14,037,539)
Net increase (decrease)	321,776	$2,152,441	(254,295)	$(1,654,274)

57

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	6	59%
Class A	5	71%
Class C	6	77%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

58

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 8, 2021 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a meeting held via Zoom on November 15 and 16, 2021, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2023.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the

59

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons

60

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and also noted that the Fund generally outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the current contractual expense limitation currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

61

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

62

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

63

Credit Suisse Floating Rate High Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

64

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

65

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

66

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

67

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0422

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2022
  (unaudited)

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2022 (unaudited)

June 12, 2022

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2022.

Performance Summary
11/1/21 – 4/30/22

Fund & Benchmark	Performance
Class I1	15.78%
Class A1,2	15.64%
Class C1,2	15.20%
Credit Suisse Managed Futures Liquid Index[3]	15.74%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: An interesting period

The six-month period ended April 30, 2022, was influenced by lower long-term growth expectations, higher inflation, and continuing pandemic concerns that resulted in waning market sentiment and investor skittishness for risk assets over the period. The Credit Suisse Managed Futures Liquid Index (the "Benchmark") was up 15.74% for the period. Markets also tracked the prospect of diplomacy in the Russia/Ukraine conflict, continuous supply shortages, and US/China rhetoric. Constructive consumer sentiment prompted G7 policymakers to begin dismantling pandemic-era programs and tightening monetary conditions.

Interest rates were volatile and sold off toward the end of 2021, as investors rotated into equities and central banks reacted to inflation and employment data. High inflation indicators and escalating urgency on the part of central banks to realign monetary policy with prevailing conditions caused market participants to price in multiple rate increases in the United States over the next 12 months. The slope of U.S. interest rates subsequently flattened, as front-end rates repriced aggressively to adjust to policymaker statements. On a global basis, the central banks of several commodity-producing countries started raising domestic interest rates followed by the U.S. Federal Reserve. In early Q2 2022, increasing rhetoric out of Europe suggested the European Central Bank could potentially be headed for rate increases in the future too.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Equity markets sold off as 2022 began, with non-profitable technology companies repricing significantly. Continuous negative risk asset headlines put pressure on equity markets globally, with the Russia/Ukraine conflict most significantly impacting European equity markets. Improving availability of key industrial inputs, resilient economic data, and sustained corporate pricing power supported by sanguine consumers helped abate concerns about a steeper sell-off. Additionally, investors became increasingly reactive to earnings and earnings outlooks, as they expressed skepticism that policymakers would be able to meaningfully manage economic growth and price stability.

Commodity markets generally traded higher, with energy and agriculture segments of the markets seeing the most direct investor attention starting in January 2022. The initial aggressive rhetoric followed by the open conflict between the Ukraine and Russia began to impact commodities from energy to agriculture and industrial metals. Increasing energy prices affected consumers and businesses around the globe, threatening to decrease purchasing power for other goods and services. Further, the supply picture across the commodity complex remained tight, policy across Asia grew accommodative, and the prospect of Russian sanctions rattled energy markets.

The U.S. Dollar (USD) strengthened during the period due to its perceived safe-haven status and the anticipated increase in interest rates. The currencies of commodity-exporting countries generally appreciated, as local budgets benefited from the increasing revenues of higher commodity prices.

Strategic Review and Outlook: Significant asset rotations

The Fund seeks to give investors diverse and cost-efficient access to managed futures by aiming to capture the most significant trends across major asset classes — fixed income, currencies, commodities, and equities.

For the semiannual period ended April 30, 2022, Class I outperformed the Benchmark. Fixed income positioning contributed to performance due to markets digesting the spread of the Omicron variant of COVID-19, high inflation prints, increasing central bank hawkishness, and upward pressure on global interest rates. Commodity positioning was the largest contributor to relative performance over the period given price reactions to the Russia/Ukraine conflict, tightness across the commodity complex, and deteriorating central bank credibility. Currency positioning also added to performance due to central bank reactions to inflation and employment data, global supply chain challenges, and the Russia/Ukraine conflict. For the period, the program was generally long USD vs. foreign currencies, but flipped in a few instances when the currencies of commodity-exporting countries gained versus the USD.

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Equities positioning detracted from performance, as investors reacted to higher interest rates, rising commodity input costs, the economic toll of Omicron, stagflation fears, and Russian sanctions.

The markets, in our view, are currently indicating stagflationary tendencies for major developed economies, with global GDP expectations decreasing and interest rate forecasts increasing. Investors are reacting by adjusting fixed income, equity, and commodity holdings. This is catalyzing significant asset and style rotations across markets that are often marked by increased volatility and episodic reversals.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, correlation risk, counterparty risk, credit risk, currency risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, manager/model risk, market risk, model and style risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 9.59%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was 14.20%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the index's quantitative methodology. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Average Annual Returns as of April 30, 20221

	1 Year	5 Years	Since Inception[2]
Class I	16.52%	4.77%	4.92%
Class A Without Sales Charge	16.17%	4.52%	4.67%
Class A With Maximum Sales Charge	10.07%	3.39%	4.08%
Class C Without CDSC	15.31%	3.72%	3.88%
Class C With CDSC	14.31%	3.72%	3.88%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,157.80	$1,156.40	$1,152.00
Expenses Paid per $1,000*	$6.96	$8.29	$12.27
Hypothetical 5% Fund Return
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	61.60%
Short-Term Investment	38.40
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (48.8%)
$15,000	United States Treasury Bills(1)	(AA+, Aaa)	05/19/22	0.040	$14,998,512
99,500	United States Treasury Bills(1)	(AA+, Aaa)	09/08/22	0.646	99,122,066
15,000	United States Treasury Bills(1)	(AA+, Aaa)	10/06/22	0.125	14,924,607
15,000	United States Treasury Bills(1)	(AA+, Aaa)	11/03/22	0.220	14,893,001
15,000	United States Treasury Bills(1)	(AA+, Aaa)	12/01/22	0.275	14,876,416
4,300	United States Treasury Bills(1)	(AA+, Aaa)	12/29/22	0.646	4,257,670
15,000	United States Treasury Bills(1)	(AA+, Aaa)	06/16/22	0.056	14,991,745
15,000	United States Treasury Bills(1)	(AA+, Aaa)	07/14/22	0.063	14,976,458
15,000	United States Treasury Bills(1)	(AA+, Aaa)	08/11/22	0.074	14,959,642
15,000	United States Treasury Bills(1)	(AA+, Aaa)	02/23/23	1.086	14,786,191
3,800	United States Treasury Bills(1)	(AA+, Aaa)	01/26/23	1.481	3,754,029
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $227,115,832)					226,540,337
Number of Shares
SHORT-TERM INVESTMENTS (30.4%)
141,194,574	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.29% (Cost $141,194,574)				141,194,574
TOTAL INVESTMENTS AT VALUE (79.2%) (Cost $368,310,406)					367,734,911
OTHER ASSETS IN EXCESS OF LIABILITIES (20.8%)					96,377,342
NET ASSETS (100.0%)					$464,112,253

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2022.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
FTSE 100 Index Futures	GBP	Jun 2022	244	$23,015,487	$307,386
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2022	(667)	(47,270,290)	$65,456
CAD Currency Futures	USD	Jun 2022	(955)	(74,399,275)	118,475
EUR Currency Futures	USD	Jun 2022	(495)	(65,519,438)	3,237,755
GBP Currency Futures	USD	Jun 2022	(826)	(65,042,337)	2,945,460
JPY Currency Futures	USD	Jun 2022	(730)	(70,581,875)	8,309,720
					$14,676,866

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	May 2022	(139)	$(18,604,137)	$(1,118,813)
EURO Stoxx 50 Index Futures	EUR	Jun 2022	(474)	(18,681,734)	(224,720)
Nikkei 225 Index Futures OSE	JPY	Jun 2022	(102)	(21,154,215)	(86,513)
S&P 500 E Mini Index Futures	USD	Jun 2022	(100)	(20,637,500)	549,828
					$(880,218)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2022	(283)	(326,817,382)	$2,268,972
10YR U.S. Treasury Note Futures	USD	Jun 2022	(853)	(101,640,281)	6,134,576
EURO Bund Futures	EUR	Jun 2022	(446)	(72,265,295)	5,634,378
Long Gilt Futures	GBP	Jun 2022	(414)	(61,562,420)	2,030,233
					$16,068,159
					$30,172,193

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$52,394,637	07/25/22	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	$—	$454,328
USD	22,499,122	07/25/22	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	—	1,476,013
							$—	$1,930,341

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$26,391,396	07/25/22	Bank of America	Bloomberg Precious Metals	0.06%	At Maturity	$—	$(8,000)
USD	40,331,086	07/25/22	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	(683,465)
							$—	$(691,465)
							$—	$1,238,876

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets
Investments at value (Cost $368,310,406) (Note 2)	$367,734,911
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	97,237,348
Unrealized appreciation on open swap contracts (Note 2)	1,930,341
Net receivable for open swap contracts	595,458
Receivable for Fund shares sold	308,898
Interest receivable	34,516
Prepaid expenses	41,866
Total assets	467,883,338
Liabilities
Investment advisory fee payable (Note 3)	404,524
Administrative services fee payable (Note 3)	26,781
Shareholder servicing/Distribution fee payable (Note 3)	5,123
Variation margin payable on futures contracts (Note 2)	1,798,983
Unrealized depreciation on open swap contracts (Note 2)	691,465
Payable for Fund shares redeemed	578,450
Trustees' fee payable	12,688
Accrued expenses	253,071
Total liabilities	3,771,085
Net Assets
Capital stock, $.001 par value (Note 6)	39,472
Paid-in capital (Note 6)	406,841,280
Total distributable earnings (loss)	57,231,501
Net assets	$464,112,253
I Shares
Net assets	$440,683,843
Shares outstanding	37,446,703
Net asset value, offering price and redemption price per share	$11.77
A Shares
Net assets	$22,724,393
Shares outstanding	1,961,058
Net asset value and redemption price per share	$11.59
Maximum offering price per share (net asset value/(1-5.25%))	$12.23
C Shares
Net assets	$704,017
Shares outstanding	64,314
Net asset value and offering price per share	$10.95

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2022 (unaudited)

Investment Income
Interest	$216,851
Total investment income	216,851
Expenses
Investment advisory fees (Note 3)	2,131,195
Administrative services fees (Note 3)	31,885
Shareholder servicing/Distribution fees (Note 3)
Class A	21,022
Class C	3,885
Transfer agent fees	282,529
Registration fees	36,436
Printing fees	34,490
Trustees' fees	33,792
Audit and tax fees	25,150
Custodian fees	21,767
Legal fees	12,893
Insurance expense	9,903
Commitment fees (Note 4)	7,136
Recoupment of previously waived fees (Note 3)	31,582
Miscellaneous expense	5,236
Total expenses	2,688,901
Net investment loss	(2,472,050)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(12,185)
Net realized gain from futures contracts	22,313,809
Net realized gain from swap contracts	37,161,591
Net realized loss from foreign currency transactions	(3)
Net change in unrealized appreciation (depreciation) from investments	(558,937)
Net change in unrealized appreciation (depreciation) from futures contracts	14,837,437
Net change in unrealized appreciation (depreciation) from swap contracts	(7,129,588)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(115,680)
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	66,496,444
Net increase in net assets resulting from operations	$64,024,394

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
From Operations
Net investment loss	$(2,472,050)	$(4,673,272)
Net realized gain from investments, futures contracts, swap contracts and foreign currency transactions	59,463,212	47,819,590
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	7,033,232	17,259,958
Net increase in net assets resulting from operations	64,024,394	60,406,276
From Distributions
From distributable earnings
Class I	(30,898,287)	—
Class A	(1,197,838)	—
Class C	(59,319)	—
Net decrease in net assets resulting from distributions	(32,155,444)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	71,430,034	115,449,710
Reinvestment of distributions	30,992,733	—
Net asset value of shares redeemed	(68,974,091)	(72,812,475)
Net increase in net assets from capital share transactions	33,448,676	42,637,235
Net increase in net assets	65,317,626	103,043,511
Net Assets
Beginning of period	398,794,627	295,751,116
End of period	$464,112,253	$398,794,627

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$11.05	$9.26	$9.94	$9.79	$10.49	$10.94
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.13)	(0.03)	0.04	(0.02)	(0.10)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.64	1.92	(0.48)	0.11	(0.68)	(0.06)
Total from investment operations	1.58	1.79	(0.51)	0.15	(0.70)	(0.16)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.86)	—	(0.17)	—	—	—
Distributions from net realized gains	—	—	—	—	—	(0.29)
Total dividends and distributions	(0.86)	—	(0.17)	—	—	(0.29)
Net asset value, end of period	$11.77	$11.05	$9.26	$9.94	$9.79	$10.49
Total return[2]	15.78%	19.33%	(5.22)%	1.53%	(6.67)%	(1.60)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$440,684	$382,293	$282,365	$318,590	$227,703	$201,478
Ratio of net expenses to average net assets	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(1.19)%[3]	(1.28)%	(0.34)%	0.42%	(0.15)%	(0.99)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[3]	0.02%	0.05%	0.02%	0.03%	0.09%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$10.88	$9.14	$9.82	$9.69	$10.41	$10.88
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.08)	(0.16)	(0.05)	0.01	(0.05)	(0.12)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.62	1.90	(0.49)	0.12	(0.67)	(0.06)
Total from investment operations	1.54	1.74	(0.54)	0.13	(0.72)	(0.18)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.83)	—	(0.14)	—	—	—
Distributions from net realized gains	—	—	—	—	—	(0.29)
Total dividends and distributions	(0.83)	—	(0.14)	—	—	(0.29)
Net asset value, end of period	$11.59	$10.88	$9.14	$9.82	$9.69	$10.41
Total return[2]	15.64%	19.04%	(5.53)%	1.34%	(6.92)%	(1.79)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,724	$15,682	$12,506	$24,234	$50,474	$98,756
Ratio of net expenses to average net assets	1.55%[3]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(1.43)%[3]	(1.53)%	(0.51)%	0.14%	(0.50)%	(1.20)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[3]	0.02%	0.05%	0.02%	0.03%	0.09%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$10.28	$8.70	$9.35[1]	$9.29	$10.06	$10.60
INVESTMENT OPERATIONS
Net investment loss[2]	(0.11)	(0.22)	(0.14)	(0.06)	(0.12)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.53	1.80	(0.44)	0.12	(0.65)	(0.05)
Total from investment operations	1.42	1.58	(0.58)	0.06	(0.77)	(0.25)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.75)	—	(0.07)	—	—	—
Distributions from net realized gains	—	—	—	—	—	(0.29)
Total dividends and distributions	(0.75)	—	(0.07)	—	—	(0.29)
Net asset value, end of period	$10.95	$10.28	$8.70	$9.35[1]	$9.29	$10.06
Total return[3]	15.20%	18.16%	(6.24)%	0.65%	(7.65)%	(2.52)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$704	$820	$880	$324	$1,658	$3,365
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(2.20)%[4]	(2.28)%	(1.56)%	(0.64)%	(1.22)%	(2.01)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	0.02%	0.05%	0.02%	0.04%	0.09%
Portfolio turnover rate[5]	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2022, the Fund held $78,147,827 in the Subsidiary, representing 16.8% of the Fund's consolidated net assets. For the six months ended April 30, 2022, the net realized gain on securities and other financial instruments held in the Subsidiary was $37,009,477.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 1. Organization (continued)

redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$226,540,337	$—	$226,540,337
Short-term Investments	141,194,574	—	—	141,194,574
	$141,194,574	$226,540,337	$—	$367,734,911
Other Financial Instruments*
Futures Contracts	$31,602,239	$—	$—	$31,602,239
Swap Contracts	—	1,930,341	—	1,930,341
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,430,046	$—	$—	$1,430,046
Swap Contracts	—	691,465	—	691,465

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2022 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2022.

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$14,676,866	$—	$13,959,013	$8,567,304
Index Contracts
Futures contracts(2)	857,214	1,430,046	(783,644)	(3,369,516)
Swap contracts	1,930,341	691,465	37,161,591	(7,129,588)
Interest rate
Futures contracts(2)	16,068,159	—	9,138,440	9,639,649
Total	$33,532,580	$2,121,511	$59,475,400	$7,707,849

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2022 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2022, the Fund held average monthly notional values of $192,946,436, $1,067,769,726 and $171,422,094 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$1,930,341	$(8,000)	$—	$—	$1,922,341

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, April 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$8,000	$(8,000)	$—	$—	$—
Goldman Sachs	683,465	—	—	(683,465)	—
	$691,465	$(8,000)	$—	$(683,465)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amount of restricted cash held at brokers related to open futures contracts was $87,157,348.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amount of restricted cash held at brokers related to open swap contracts was $10,080,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2022 and during the six months ended April 30, 2022, there were no securities out on loan.

J) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2022, investment advisory and administration fees by Credit Suisse were $2,131,195. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the six months ended April 30, 2022, Credit Suisse recouped $31,582 ($30,225 in Class I , $1,298 in Class A, and $59 in Class C) of previously waived fees and expense reimbursements.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024
Class I	$182,947	$115,967	$66,980
Class A	10,235	7,486	2,749
Class C	312	145	167
Totals	$193,494	$123,598	$69,896

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2022, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $31,885.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2022, the Fund paid Rule 12b-1 distribution fees of $21,022 for Class A shares and $3,885 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2022, CSSU and its affiliates advised the Fund that they retained $167 from commissions earned on the sale of the Fund's Class A shares.

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2022 and during the six months ended April 30, 2022, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	6,142,178	$64,031,189	10,628,646	$109,149,311
Shares issued in reinvestment of distributions	3,008,390	29,783,058	—	—
Shares redeemed	(6,303,327)	(65,807,166)	(6,519,723)	(67,300,320)
Net increase	2,847,241	$28,007,081	4,108,923	$41,848,991

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	676,541	$7,347,645	594,107	$6,290,399
Shares issued in reinvestment of distributions	118,023	1,150,720	—	—
Shares redeemed	(274,998)	(2,888,356)	(520,822)	(5,300,627)
Net increase	519,566	$5,610,009	73,285	$989,772
	Class C
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	4,659	$51,200	1,013	$10,000
Shares issued in reinvestment of distributions	6,380	58,955	—	—
Shares redeemed	(26,493)	(278,569)	(22,402)	(211,528)
Net decrease	(15,454)	$(168,414)	(21,389)	$(201,528)

On April 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	86%
Class A	1	82%
Class C	1	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 8, 2021 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a meeting held via Zoom on November 15 and 16, 2021, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2023.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the middle range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and had varying performance compared to its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

34

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Managed Futures Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

36

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

37

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

38

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

39

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0422

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2022
  (unaudited)

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2022 (unaudited)

June 12, 2022

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2022.

Performance Summary
11/1/21 – 4/30/22

Fund & Benchmark	Performance
Class I1	0.34%
Class A1,2	0.29%
ICE BofA US 3-Month Treasury Bill Index[3]	0.07%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A challenging period

The six-month period ended April 30, 2022, was marked by heterogeneous economic data, increased market turbulence, and risk aversion due to mixed corporate earnings, high inflation reads, the spread of the Omicron variant of COVID-19, and policymakers' lack of decisive action. The ICE BofA US 3-Month Treasury Bill Index, the Fund's benchmark, returned 0.07% for the period.

Interest rates pushed higher in late 2021, while implied equity volatility remained elevated and pressure from hot inflation reads boosted rates further in Q1 2022. Investors rotated out of large-capitalization technology and healthcare stocks and into relatively cheap sectors, turning defensive by favoring companies with near-term cash flows and minimal dependence on global supply chains and foreign markets. Market reactions to macro events, like the developments in Ukraine, dwarfed the impact of typical hedging and rebalancing activity on equity indices — resulting in unusually large intraday equity market reversals and market volatility.

Commodity markets remained tight. The Russia/Ukraine conflict, pro-cyclical policy across Asia, and chronic supply shortages were favorable for commodity markets. Crowded agriculture and energy trades proved profitable, thanks to the tight supply picture across the commodity complex — particularly due to Russian sanctions. Additionally, precious metals increased as sentiment toward them improved as investors fled to safety.

Through the beginning of 2022, there was a disconnect between economic fundamentals and developed market monetary policy, compounded by the

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

escalating sanctions due to the Russia/Ukraine conflict and persistent inflation. This led investors to reassess growth expectations and expect a stagflationary period in the near- to medium-term. In March 2022, policymakers signaled intent to hasten policy movement in line with prevailing economic conditions, but investors were skeptical of their ability to manage economic growth and price stability in the stagflationary environment. Toward the end of the period, COVID-19 lockdowns in China impacted asset repricing, which, along with global growth concerns, weighed on commodity currencies. At the end of the period, the slope of US interest rates steepened despite upward revisions in expectations of the year-end fed funds target rate.

Strategic Review and Outlook: Significant asset rotations

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are fundamental (carry and valuation) and tactical (flow, intermediation, and positioning) in nature. The program trades all major asset groups on a global basis, including corporate, real asset, and sovereign.

For the six-month period ended April 30, 2022, the Fund's Class A and I shares outperformed the benchmark, managing to largely preserve investors' capital, while actively seeking return opportunities. The Fund also outperformed typical balanced fund returns (-11.49% for 50/50 stock/bond benchmark, defined as 50% MSCI World TR Index and 50% Bloomberg Global Bond Aggregate Index) by 11.83% (for the Fund's I shares). Flow strategies were the largest positive contributor to relative performance, thanks to strong seasonal dynamics in commodities and a recalibration of policy rate expectations due to disconcerting inflation prints. Valuation strategies also contributed to performance due to a reasonably high degree of dispersion across strategies, tight but better-balanced commodity markets, and the potential for stagflation to flatten longer-term interest rates. Positioning strategies also contributed to relative performance, given erratic intraday trading, commodity market volatility, and market reversals driven by macro events. Conversely, carry strategies detracted from relative performance due to escalating volatility in fixed income and equity markets, decreasing confidence in central bank policy, inconsistent monetary policy, the uneven impacts of the Omicron variant, and the Russia/Ukraine conflict. Intermediation strategies also detracted due to Omicron fears, broadly lower energy futures prices, large interest rate moves, and the Russia/Ukraine conflict.

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

The markets are currently indicating stagflationary tendencies for major developed economies, with global GDP expectations decreasing and interest rate forecasts increasing. Investors are reacting by adjusting fixed income, equity, and commodity holdings. This is catalyzing significant asset and style rotations across markets that are often marked by increased volatility and episodic reversals. We actively seek to balance the portfolio's risk-taking in a manner consistent with the market backdrop — the portfolio continues to emphasize exposure breadth and balance in striving to generate attractive returns with a low correlation to traditional portfolios.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, credit risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, hedged exposure risk, interest rate risk, leveraging risk, manager/model risk, market risk, options risk, portfolio turnover risk, risks of investing in other funds, short position risk, small- and mid-cap stock risk, speculative exposure risk, status risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (4.94)%.

3   The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Average Annual Returns as of April 30, 20221

	1 Year	5 Years	10 Years	Since Inception[2]
Class I	2.91%	3.40%	2.97%	2.93%
Class A Without Sales Charge	2.68%	3.14%	2.72%	2.67%
Class A With Maximum Sales Charge	(2.69)%	2.03%	2.17%	2.13%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.66% for Class I shares and 2.91% for Class A shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2022

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/21	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,003.40	$1,002.90
Expenses Paid per $1,000*	$4.22	$5.46
Hypothetical 5% Fund Return
Beginning Account Value 11/01/21	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,020.58	$1,019.34
Expenses Paid per $1,000*	$4.26	$5.51
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Investment Type Breakdown*

	Long Positions	Short Positions	Net
Common Stocks	17.71%	(0.45)%	17.26%
Exchange-Traded Funds	11.42	0.00	11.42
United States Treasury Obligations	28.96	0.00	28.96
Short-Term Investments	42.36	0.00	42.36
Total	100.45%	(0.45)%	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2022 (unaudited)

	Number of Shares	Value
LONG POSITIONS (38.8%)
COMMON STOCKS (11.8%)
BELGIUM (0.1%)
Beverages (0.1%)
Anheuser-Busch InBev SA	111	$6,387
Diversified Financials (0.0%)
Groupe Bruxelles Lambert SA	60	5,662
		12,049
CANADA (0.2%)
Capital Markets (0.0%)
Onex Corp.	98	5,919
Food & Staples Retailing (0.1%)
Loblaw Cos. Ltd.	87	7,999
IT Services (0.0%)
CGI, Inc.(1)	82	6,573
Media (0.0%)
Quebecor, Inc., Class B	285	6,741
Oil, Gas & Consumable Fuels (0.1%)
Imperial Oil Ltd.	154	7,794
Suncor Energy, Inc.	229	8,274
		16,068
		43,300
DENMARK (0.0%)
Healthcare Equipment & Supplies (0.0%)
GN Store Nord AS	107	4,016
Marine (0.0%)
AP Moller - Maersk A/S, Class B	2	5,788
		9,804
FRANCE (0.1%)
Media (0.0%)
Vivendi SE(2)	495	5,685
Real Estate Investment Trusts (0.1%)
Klepierre S.A.	283	6,774
		12,459
GERMANY (0.1%)
Healthcare Providers & Services (0.0%)
Fresenius Medical Care AG & Co. KGaA	99	6,156
Media - Services (0.1%)
Scout24 SE(3)	120	7,590

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
GERMANY
Textiles, Apparel & Luxury Goods (0.0%)
adidas AG	27	$5,445
		19,191
ITALY (1.2%)
Automobiles (0.0%)
Ferrari NV	26	5,474
Healthcare Equipment & Supplies (0.0%)
DiaSorin SpA	35	4,585
Transportation Infrastructure/Services (1.2%)
Atlantia SpA(1)	11,136	265,655
		275,714
NETHERLANDS (0.1%)
Chemicals (0.1%)
Akzo Nobel NV	61	5,292
Koninklijke DSM NV	30	5,043
		10,335
Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	195	5,752
Healthcare Equipment & Supplies (0.0%)
Koninklijke Philips NV	180	4,703
Insurance (0.0%)
NN Group NV	124	6,074
Semiconductor Equipment & Products (0.0%)
ASML Holding NV	8	4,540
		31,404
NORWAY (0.0%)
Chemicals (0.0%)
Yara International ASA	133	6,808
Media (0.0%)
Schibsted ASA, Class A	174	3,651
		10,459
SPAIN (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA(2)	271	6,939
SWITZERLAND (0.2%)
Building Products (0.0%)
Geberit AG, Reg S	10	5,715

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
SWITZERLAND
Capital Markets (0.0%)
UBS Group AG, Reg S	341	$5,802
Electrical Equipment (0.0%)
ABB Ltd., Reg S	197	5,923
Food Products (0.1%)
Nestle S.A., Reg S	52	6,727
Insurance (0.1%)
Baloise Holding AG, Reg S	39	6,798
Swiss Life Holding AG, Reg S	11	6,446
Swiss Re AG	64	5,260
		18,504
		42,671
UNITED KINGDOM (0.2%)
Banks (0.1%)
Barclays PLC	2,627	4,821
Natwest Group PLC	2,176	5,829
		10,650
Household Durables (0.0%)
The Berkeley Group Holdings PLC	103	5,216
Industrial Conglomerates (0.0%)
Melrose Industries PLC	3,072	4,457
Insurance (0.0%)
Aviva PLC	1,197	6,412
Media (0.0%)
WPP PLC	439	5,464
Oil, Gas & Consumable Fuels (0.1%)
BP PLC	1,501	7,235
Software (0.0%)
The Sage Group PLC	584	5,351
		44,785
UNITED STATES (9.6%)
Biotechnology (0.2%)
Sierra Oncology, Inc.(1)	974	53,093
Food Products (0.6%)
Sanderson Farms, Inc.	742	140,513
Healthcare Equipment & Supplies (0.1%)
Intersect ENT, Inc.(1)	1,044	28,574
Healthcare Providers & Services (1.9%)
LHC Group, Inc.(1)	1,566	259,721
Tivity Health, Inc.(1)	4,947	158,947
		418,668

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Pharmaceuticals (0.3%)
Antares Pharma, Inc.(1)	9,557	$53,185
Real Estate (1.2%)
American Campus Communities, Inc.	4,193	271,161
Software (5.3%)
Anaplan, Inc.(1)	4,057	263,664
CDK Global, Inc.	4,882	265,630
Datto Holding Corp.(1)	7,679	266,461
Mandiant, Inc.(1)	6,184	135,924
Sailpoint Technologies Holdings, Inc.(1)	4,154	265,150
		1,196,829
		2,162,023
TOTAL COMMON STOCKS (Cost $2,710,787)		2,670,798
EXCHANGE-TRADED FUNDS (7.6%)
UNITED STATES (7.6%)
Commingled Funds (4.9%)
iShares 3-7 Year Treasury Bond ETF	534	63,840
iShares Russell 1000 Value Index Fund	262	40,985
iShares Russell Mid-Cap Value ETF	181	20,346
SPDR FTSE International Government Inflation-Protected Bond ETF(2)	19,859	987,786
		1,112,957
Energy - Integrated (2.7%)
Alerian MLP ETF(2)	16,009	609,463
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,514,864)		1,722,420

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (19.4%)
$200	United States Treasury Bills(4)	(AA+, Aaa)	05/19/22	0.080	199,980
400	United States Treasury Bills(4)	(AA+, Aaa)	06/16/22	0.056	399,780
400	United States Treasury Bills(4)	(AA+, Aaa)	07/14/22	0.063	399,372
400	United States Treasury Bills(4)	(AA+, Aaa)	08/11/22	0.285	398,924
200	United States Treasury Bills(4)	(AA+, Aaa)	09/08/22	0.835	199,240
400	United States Treasury Bills(4)	(AA+, Aaa)	10/06/22	0.343	397,990
400	United States Treasury Bills(4)	(AA+, Aaa)	12/01/22	0.436	396,704
400	United States Treasury Bills(4)	(AA+, Aaa)	12/29/22	0.677	396,062
400	United States Treasury Bills(4)	(AA+, Aaa)	01/26/23	1.117	395,161
400	United States Treasury Bills(4)	(AA+, Aaa)	02/23/23	1.215	394,298
400	United States Treasury Bills(4)	(AA+, Aaa)	03/23/23	1.482	393,579
400	United States Treasury Bills(4)	(AA+, Aaa)	11/03/22	0.392	397,147
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,381,976)					4,368,237
See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (34.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.29%	6,390,950	$6,390,950
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(5)	1,299,101	1,299,101
TOTAL SHORT-TERM INVESTMENTS (Cost $7,690,051)		7,690,051
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (72.9%) (Cost $16,297,678)		16,451,506
TOTAL SECURITIES SOLD SHORT (-0.3%) (Proceeds $75,516)		(67,657)
OTHER ASSETS IN EXCESS OF LIABILITIES (27.4%)		6,179,870
NET ASSETS (100.0%)		$22,563,719
SHORT POSITION (-0.3%)
COMMON STOCK (-0.3%)
UNITED STATES (-0.3%)
Oil, Gas & Consumable Fuels (-0.3%)
Oasis Petroleum, Inc.	(510)	(67,657)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See note 2-M).

(3)  Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(4)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2022.

(5)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2022.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	39,548	CAD	50,476	06/15/22	Societe Generale	$(39,548)	$(39,490)	$58
USD	46,034	CHF	42,494	06/15/22	JPMorgan Chase	(46,034)	(43,874)	2,160
USD	11,586	DKK	79,132	06/15/22	Societe Generale	(11,586)	(11,244)	342
USD	111,426	EUR	102,186	06/15/22	Societe Generale	(111,426)	(108,014)	3,412
USD	50,834	GBP	38,789	06/15/22	Societe Generale	(50,834)	(48,701)	2,133
USD	10,644	NOK	96,409	06/15/22	Societe Generale	(10,644)	(10,349)	295
								$8,400

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2022	8	$827,840	$9,164
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2022	35	441,971	$257
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	18	216,856	(5,944)
FTSE 100 Index Futures	GBP	Jun 2022	1	94,326	1,305
					$(4,382)
Industrial Metals
LME Nickel Futures	USD	May 2022	4	761,928	$94,881
LME Nickel Futures	USD	Jul 2022	2	381,204	(7,843)
LME Primary Aluminum Futures	USD	May 2022	9	682,988	(35,444)
LME Primary Aluminum Futures	USD	Jul 2022	5	381,281	(61,544)
LME Zinc Futures	USD	Jul 2022	3	308,456	(1,120)
LME Zinc Futures	USD	May 2022	6	621,188	27,302
					$16,232
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Jun 2022	16	1,411,519	$(55,946)
10YR U.S. Treasury Note Futures	USD	Jun 2022	10	1,191,562	(2,213)
EURO Bund Futures	EUR	Jun 2022	32	5,184,954	(323,863)
					$(382,022)
Livestock
Lean Hogs Futures	USD	Jul 2022	5	220,050	$(6,879)
Live Cattle Futures	USD	Aug 2022	6	324,660	(3,843)
					$(10,722)
Precious Metals
Gold 100 oz. Futures	USD	Aug 2022	8	1,534,880	$10,473
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2022	(8)	(857,120)	$(16,521)
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2022	(2)	(141,740)	$196
CAD Currency Futures	USD	Jun 2022	(3)	(233,715)	386
EUR Currency Futures	USD	Jun 2022	(1)	(132,362)	6,574
GBP Currency Futures	USD	Jun 2022	(2)	(157,488)	6,238
JPY Currency Futures	USD	Jun 2022	(2)	(193,375)	22,903
					$36,297

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Russell 2000 E-Mini Index Futues	USD	Jun 2022	(17)	$(1,582,105)	$106,557
EURO Stoxx 50 Index Futures	EUR	Jun 2022	(6)	(236,478)	4,550
S&P 500 E Mini Index Futures	USD	Jun 2022	(1)	(206,375)	6,303
					$117,410
Industrial Metals
LME Nickel Futures	USD	May 2022	(4)	(761,928)	$(92,379)
LME Nickel Futures	USD	Jul 2022	(2)	(381,204)	16,823
LME Primary Aluminum Futures	USD	May 2022	(9)	(682,988)	78,574
LME Primary Aluminum Futures	USD	Jul 2022	(5)	(381,281)	31,416
LME Zinc Futures	USD	May 2022	(6)	(621,187)	(38,184)
LME Zinc Futures	USD	Jul 2022	(3)	(308,456)	14,886
					$11,136
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Jun 2022	(55)	(5,437,815)	$167,504
10YR JGB Mini Futures	JPY	Jun 2022	(20)	(2,307,348)	(5,621)
Long Gilt Futures	GBP	Jun 2022	(11)	(1,635,717)	44,523
					$206,406
Livestock
Lean Hogs Futures	USD	Jun 2022	(5)	(212,750)	$8,401
Live Cattle Futures	USD	Jun 2022	(6)	(318,360)	4,937
					$13,338
Precious Metals
Gold 100 oz. Futures	USD	Jun 2022	(8)	(1,529,360)	$(10,567)
					$(3,758)

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$1,603,278	07/22/22	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	$—	$3,519
USD	64,498	07/25/22	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	—	4,231
USD	150,196	07/25/22	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	—	1,304
USD	4,386,166	07/25/22	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	38,333
EUR	1,960,825	07/25/22	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	8,884
USD	2,180,671	07/25/22	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	17,525
USD	452,400	07/25/22	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	4,813
USD	1,311,780	07/25/22	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	13,391
USD	1,364,541	07/25/22	Citigroup	Citi Equity US Tech Congestion Index Series 1(f)	0.00%	At Maturity	—	26,979
USD	739,571	07/25/22	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	14,260

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$3,822,839	07/25/22	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	$—	$4,514
USD	1,666,460	07/25/22	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	15,232
USD	3,327,894	07/25/22	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	16,223
USD	878,634	07/25/22	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Bottom USD Excess Return Strategy(b)	0.40%	At Maturity	—	3,826
USD	1,314,755	07/25/22	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	43,626
GBP	27,813	08/04/22	Goldman Sachs	Meggitt PLC	1.17%	Monthly	—	319
USD	7,881	08/18/22	Goldman Sachs	(0.01)%	NortonLifeLock, Inc.	Monthly	—	920
USD	77,162	10/20/22	Goldman Sachs	(0.01)%	Columbia Banking System, Inc.	Monthly	—	11,623
USD	7,495	10/25/22	Goldman Sachs	Achillion Pharmaceuticals CVR	0.76%	Monthly	—	0
USD	142,606	12/22/22	Goldman Sachs	CMC Materials, Inc.	0.76%	Monthly	—	344
USD	75,395	12/22/22	Goldman Sachs	Cerner Corp.	0.76%	Monthly	—	454
USD	28,868	12/22/22	Goldman Sachs	(0.52)%	Entegris, Inc.	Monthly	—	1,466
USD	54,285	12/29/22	Goldman Sachs	(0.52)%	Quidel Corp.	Monthly	—	6,994
USD	13,378	01/06/23	Goldman Sachs	(0.01)%	Entegris, Inc.	Monthly	—	679
USD	6,974	01/06/23	Goldman Sachs	(0.01)%	NortonLife Lock, Inc.	Monthly	—	814

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$46,434	01/06/23	Goldman Sachs	(0.01)%	New York Community Bancorp.	Monthly	$—	$5,298
USD	52,404	01/06/23	Goldman Sachs	Cerner Corp.	0.76%	Monthly	—	315
USD	59,772	01/06/23	Goldman Sachs	(0.01)%	Columbia Banking System, Inc.	Monthly	—	9,004
USD	37,884	01/06/23	Goldman Sachs	(0.01)%	Quidel Corp.	Monthly	—	4,881
USD	45,155	01/06/23	Goldman Sachs	CMC Materials, Inc.	0.76%	Monthly	—	109
USD	10,889	01/06/23	Goldman Sachs	(0.01)%	CBTX, Inc.	Monthly	—	565
GBP	19,558	01/06/23	Goldman Sachs	Meggitt PLC	1.17%	Monthly	—	225
USD	11,824	01/06/23	Goldman Sachs	Neophotonics Corp.	0.76%	Monthly	—	0
CHF	59,945	01/09/23	Goldman Sachs	Vifor Pharma AG	(0.32)%	Monthly	—	2,054
USD	134,076	02/09/23	Goldman Sachs	(0.52)%	Frontier Group Holdings, Inc.	Monthly	—	14,735
USD	149,028	02/10/23	Goldman Sachs	Sanderson Farms, Inc.	0.76%	Monthly	—	2,847
USD	623,933	02/10/23	Goldman Sachs	(0.52)%	Vanguard FTSE Emerging Market	Monthly	—	47,137
USD	46,588	02/10/23	Goldman Sachs	(0.52)%	Entegris, Inc.	Monthly	—	2,366
USD	152,869	02/10/23	Goldman Sachs	(0.01)%	Columbia Banking System, Inc.	Monthly	—	23,028
USD	138,317	02/10/23	Goldman Sachs	Cerner Corp.	0.76%	Monthly	—	832
USD	157,241	02/10/23	Goldman Sachs	CMC Materials, Inc.	0.76%	Monthly	—	379
USD	94,826	02/10/23	Goldman Sachs	(0.52)%	Quidel Corp.	Monthly	—	12,216
USD	145,293	02/10/23	Goldman Sachs	(0.01)%	Frontier Group Holdings, Inc.	Monthly	—	15,968
GBP	51,242	02/10/23	Goldman Sachs	Meggitt PLC	1.17%	Monthly	—	589
USD	63,340	02/16/23	Goldman Sachs	U.S. Ecology, Inc.	0.76%	Monthly	—	775
USD	38,721	02/24/23	Goldman Sachs	Cerner Corp.	0.76%	Monthly	—	233

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$12,672	02/24/23	Goldman Sachs	CMC Materials, Inc.	0.76%	Monthly	$—	$31
USD	162,679	02/24/23	Goldman Sachs	(0.52)%	Vanguard FTSE Emerging Market	Monthly	—	12,290
USD	41,809	02/24/23	Goldman Sachs	Sanderson Farms, Inc.	0.76%	Monthly	—	799
USD	59,111	02/24/23	Goldman Sachs	(0.01)%	Columbia Banking System, Inc.	Monthly	—	8,904
USD	32,340	02/24/23	Goldman Sachs	(0.52)%	Quidel Corp.	Monthly	—	4,166
USD	17,133	02/24/23	Goldman Sachs	(0.52)%	Entegris, Inc.	Monthly	—	870
GBP	14,339	02/24/23	Goldman Sachs	Meggitt PLC	1.17%	Monthly	—	165
USD	31,302	02/24/23	Goldman Sachs	(0.52)%	Frontier Group Holdings, Inc.	Monthly	—	3,440
USD	207,617	03/02/23	Goldman Sachs	South Jersey Industries	0.76%	Monthly	—	258
USD	215,328	03/02/23	Goldman Sachs	Meritor, Inc	0.76%	Monthly	—	1,389
CHF	303,067	03/03/23	Goldman Sachs	Vifor Pharma AG	(0.32)%	Monthly	(56)	10,441
USD	28,570	03/07/23	Goldman Sachs	(0.01)%	Vanguard FTSE Emerging Market	Monthly	—	2,158
USD	155,194	03/20/23	Goldman Sachs	Cornerstone Building Brands, Inc.	0.76%	Monthly	—	341
USD	165,664	04/21/23	Goldman Sachs	(0.52)%	Vanguard FTSE Emerging Market	Monthly	—	2,720
USD	66,972	04/28/23	Goldman Sachs	(0.52)%	New York Community Bancorp.	Monthly	—	0
USD	63,717	04/28/23	Goldman Sachs	Flagstar Bancorp, Inc.	1.27%	Monthly	—	0
USD	403,595	04/28/23	Goldman Sachs	Welbilt, Inc.	1.27%	Monthly	—	0
USD	67,789	05/01/23	Goldman Sachs	(0.52)%	New York Community Bancorp.	Monthly	—	818
USD	3,638,959	07/25/22	JPMorgan Chase	J.P. Morgan Helix 3 Index(b)	0.60%	At Maturity	—	49,216

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$4,382,378	07/25/22	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(b)	0.60%	At Maturity	$—	$9,478
USD	18,354	12/12/22	JPMorgan Chase	(0.08)%	CBTX, Inc.	Monthly	—	929
USD	16,805	12/12/22	JPMorgan Chase	Neophotonics Corp.	0.72%	Monthly	—	0
USD	15,845	03/10/23	JPMorgan Chase	(0.03)%	NortonLifeLock, Inc.	Monthly	—	1,172
USD	127,601	03/10/23	JPMorgan Chase	(0.03)%	New York Community Bancorp.	Monthly	—	14,558
USD	32,383	03/10/23	JPMorgan Chase	(0.03)%	CBTX, Inc.	Monthly	—	1,639
USD	30,976	03/10/23	JPMorgan Chase	Neophotonics Corp.	0.77%	Monthly	—	0
GBP	141,249	03/10/23	JPMorgan Chase	Avast PLC	1.04%	Monthly	—	2,342
USD	33,251	03/24/23	JPMorgan Chase	(0.03)%	New York Community Bancorp.	Monthly	—	3,794
USD	6,008	03/24/23	JPMorgan Chase	(0.03)%	CBTX, Inc.	Monthly	—	304
USD	2,650	03/24/23	JPMorgan Chase	(0.03)%	NortonLifeLock, Inc.	Monthly	—	196
GBP	23,404	03/24/23	JPMorgan Chase	Avast PLC	1.04%	Monthly	—	600
USD	8,675	03/24/23	JPMorgan Chase	Neophotonics Corp.	0.77%	Monthly	—	0
USD	4,483,383	07/25/22	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	5,062
USD	1,732,468	07/25/22	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	36,211
USD	2,835,815	07/25/22	Societe Generale	SGI VRR US Index(b)	0.70%	At Maturity	—	24,423
							$(56)	$582,543

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$1,882,718	05/25/22	Bank of America	BAML USD Custom Equity Basket(b)	0.81%	Monthly	$—	$(160,909)
USD	584,875	07/22/22	Bank of America	BofA Daily Listed Put Ratio and Call Ratio Index – US(b)	0.05%	Quarterly	—	(3,534)
USD	415,755	07/25/22	Bank of America	BAML USD Custom Equity Basket(b)	0.81%	Monthly	—	(21,502)
USD	75,711	07/25/22	Bank of America	Bloomberg Precious Metals Index	0.06%	At Maturity	—	(23)
USD	170,985	07/25/22	Bank of America	BAML Buyback Activity in Equities(b)	0.81%	Monthly	—	(7,306)
USD	3,623,481	07/25/22	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	—	(20,089)
USD	1,258,389	07/25/22	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	(122)
USD	299,922	06/21/22	BNP Paribas	iBoxx $ Liquid High Yield Index	0.30%	Quarterly	(78)	(6,110)
USD	387,916	07/25/22	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.08%	At Maturity	—	(671)
USD	911,851	07/25/22	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(16,721)
USD	115,713	07/25/22	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	(1,961)
GBP	68,399	08/18/22	Goldman Sachs	Avast PLC	1.17%	Monthly	—	(185)
USD	85,776	09/09/22	Goldman Sachs	American National Group, Inc.	0.76%	Monthly	—	(335)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$71,250	10/20/22	Goldman Sachs	Umpqua Holdings Corp.	0.76%	Monthly	$—	$(6,463)
CAD	20,166	12/20/22	Goldman Sachs	Shaw Communications, Inc.	1.40%	Monthly	—	(407)
USD	82,842	12/29/22	Goldman Sachs	Bottomline Technologies	0.76%	Monthly	—	(233)
USD	84,600	12/29/22	Goldman Sachs	Ortho Clinical Diagnostics	0.76%	Monthly	—	(6,148)
USD	45,702	01/06/23	Goldman Sachs	Flagstar Bancorp, Inc.	0.76%	Monthly	—	(6,554)
USD	55,207	01/06/23	Goldman Sachs	Umpqua Holdings Corp.	0.76%	Monthly	—	(5,008)
USD	68,931	01/06/23	Goldman Sachs	Bottomline Technologies	0.76%	Monthly	—	(194)
USD	11,054	01/06/23	Goldman Sachs	Allegiance Bancshares, Inc.	0.76%	Monthly	—	(635)
USD	36,903	01/06/23	Goldman Sachs	GCP Applied Technologies	0.76%	Monthly	—	(106)
USD	62,073	01/06/23	Goldman Sachs	Rogers Corp.	0.76%	Monthly	—	(349)
GBP	60,460	01/06/23	Goldman Sachs	Avast PLC	1.17%	Monthly	—	(164)
USD	60,592	01/06/23	Goldman Sachs	American National Group, Inc.	0.76%	Monthly	—	(237)
USD	59,040	01/06/23	Goldman Sachs	Ortho Clinical Diagnostics	0.76%	Monthly	—	(4,290)
CAD	14,166	01/06/23	Goldman Sachs	Shaw Communications, Inc.	1.40%	Monthly	—	(286)
USD	53,212	01/26/23	Goldman Sachs	Activison Blizzard, Inc.	0.76%	Monthly	—	(3,164)
USD	147,695	02/02/23	Goldman Sachs	Citrix System, Inc.	0.76%	Monthly	—	(1,649)
USD	158,317	02/09/23	Goldman Sachs	Spirit Airlines, Inc.	0.76%	Monthly	—	(19,466)
USD	141,173	02/10/23	Goldman Sachs	Umpqua Holdings Corp.	0.76%	Monthly	—	(12,806)
USD	57,632	02/10/23	Goldman Sachs	Activison Blizzard, Inc.	0.76%	Monthly	—	(3,427)
USD	164,265	02/10/23	Goldman Sachs	Bottomline Technologies	0.76%	Monthly	—	(463)
USD	171,561	02/10/23	Goldman Sachs	Spirit Airlines, Inc.	0.76%	Monthly	—	(21,095)
USD	551,719	02/10/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.76%	Monthly	—	(42,520)

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$158,297	02/10/23	Goldman Sachs	American National Group, Inc.	0.76%	Monthly	$—	$(619)
USD	147,780	02/10/23	Goldman Sachs	Ortho Clinical Diagnostics	0.76%	Monthly	—	(10,739)
CAD	37,127	02/10/23	Goldman Sachs	Shaw Communications, Inc.	1.40%	Monthly	—	(749)
USD	62,015	02/23/23	Goldman Sachs	Moneygram International, Inc.	0.76%	Monthly	—	(2,917)
USD	54,588	02/24/23	Goldman Sachs	Umpqua Holdings Corp.	0.76%	Monthly	—	(4,952)
USD	45,935	02/24/23	Goldman Sachs	Bottomline Technologies	0.76%	Monthly	—	(129)
USD	36,961	02/24/23	Goldman Sachs	Spirit Airlines, Inc.	0.76%	Monthly	—	(4,545)
USD	16,076	02/24/23	Goldman Sachs	Activison Blizzard, Inc.	0.76%	Monthly	—	(956)
USD	44,308	02/24/23	Goldman Sachs	American National Group, Inc.	0.76%	Monthly	—	(173)
USD	9,036	02/24/23	Goldman Sachs	Moneygram International, Inc.	0.76%	Monthly	—	(425)
USD	50,399	02/24/23	Goldman Sachs	Ortho Clinical Diagnostics	0.76%	Monthly	—	(3,663)
USD	149,044	02/24/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.76%	Monthly	—	(11,487)
CAD	10,397	02/24/23	Goldman Sachs	Shaw Communications, Inc.	1.40%	Monthly	—	(210)
USD	216,013	03/02/23	Goldman Sachs	First Horizon Corp.	0.76%	Monthly	—	(12,535)
USD	351,295	03/02/23	Goldman Sachs	TEGNA Inc.	0.76%	Monthly	—	(6,720)
USD	70,984	03/02/23	Goldman Sachs	Tenneco Inc.	0.76%	Monthly	—	(7,198)
USD	117,721	03/07/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.76%	Monthly	—	(9,073)
CAD	96,008	03/20/23	Goldman Sachs	Intertape Polymer Group, Inc.	1.40%	Monthly	—	(24)
USD	156,432	04/21/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.76%	Monthly	—	(4,059)

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$404,372	05/01/23	Goldman Sachs	Welbilt, Inc.	1.27%	Monthly	$—	$(777)
USD	64,492	05/01/23	Goldman Sachs	Flagstar Bancorp, Inc.	1.27%	Monthly	—	(776)
USD	600,000	07/25/22	JPMorgan Chase	J.P. Morgan EMBI Global Core	0.62%	At Maturity	—	(18,123)
USD	2,368,306	07/25/22	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(91,241)
USD	4,359,746	07/25/22	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	(73,373)
USD	18,684	12/12/22	JPMorgan Chase	Allegiance Bancshares, Inc.	0.72%	Monthly	—	(1,073)
USD	88,481	12/12/22	JPMorgan Chase	Rogers Corp.	0.72%	Monthly	—	(497)
USD	85,880	12/27/22	JPMorgan Chase	Vonage Holdings Corp.	0.72%	Monthly	—	(1,729)
USD	52,475	01/09/23	JPMorgan Chase	GCP Applied Technologies	0.72%	Monthly	—	(150)
EUR	51,603	01/13/23	JPMorgan Chase	Intertrust NV	(0.23)%	Monthly	—	(101)
USD	60,397	02/06/23	JPMorgan Chase	Vonage Holdings Corp.	0.72%	Monthly	—	(1,216)
EUR	36,264	02/06/23	JPMorgan Chase	Intertrust NV	(0.23)%	Monthly	—	(71)
USD	96,677	03/10/23	JPMorgan Chase	GCP Applied Technologies	0.72%	Monthly	—	(277)
USD	162,805	03/10/23	JPMorgan Chase	Rogers Corp.	0.72%	Monthly	—	(915)
USD	125,567	03/10/23	JPMorgan Chase	Flagstar Bancorp, Inc.	0.72%	Monthly	—	(18,008)
USD	158,275	03/10/23	JPMorgan Chase	Vonage Holdings Corp.	0.72%	Monthly	—	(3,186)
USD	31,448	03/10/23	JPMorgan Chase	Intersect Ent, Inc.	0.72%	Monthly	—	(520)
USD	164,167	03/10/23	JPMorgan Chase	Citrix System, Inc.	0.72%	Monthly	—	(2,105)
USD	32,946	03/10/23	JPMorgan Chase	Allegiance Bancshares, Inc.	0.72%	Monthly	—	(1,892)
EUR	95,042	03/10/23	JPMorgan Chase	Intertrust NV	(0.23)%	Monthly	—	(187)

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$6,112	03/24/23	JPMorgan Chase	Allegiance Bancshares, Inc.	0.77%	Monthly	$—	$(351)
USD	45,466	03/24/23	JPMorgan Chase	Rogers Corp.	0.77%	Monthly	—	(256)
USD	32,721	03/24/23	JPMorgan Chase	Flagstar Bancorp, Inc.	0.77%	Monthly	—	(4,693)
USD	27,056	03/24/23	JPMorgan Chase	GCP Applied Technologies	0.77%	Monthly	—	(77)
USD	8,794	03/24/23	JPMorgan Chase	Intersect Ent, Inc.	0.77%	Monthly	—	(145)
USD	45,326	03/24/23	JPMorgan Chase	Citrix System, Inc.	0.77%	Monthly	—	(581)
USD	44,284	03/24/23	JPMorgan Chase	Vonage Holdings Corp.	0.77%	Monthly	—	(891)
EUR	26,618	03/24/23	JPMorgan Chase	Intertrust NV	(0.23)%	Monthly	—	(52)
USD	69,227	04/18/23	JPMorgan Chase	Whiting Petroleum Corp.	0.72%	Monthly	—	(4,724)
USD	631,230	07/25/22	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	(4,915)
USD	3,258,295	07/25/22	Morgan Stanley	GC Intraday Momentum Index(e)	0.15%	At Maturity	—	(633)
USD	660,638	07/25/22	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(15)
USD	2,003,870	07/25/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	(9,386)
							$(78)	$(699,241)
							$(134)	$(116,698)

(a)  The index constituents are available on the counterparty's website.

(b)  The index constituents are available on the Fund's website.

(c)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e)  The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

(f)  The index intends to track the performance of a strategy that trades the daily trend of the NASDAQ 100 (the Underlying Index).

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,299,101 (Cost $16,297,678) (Note 2)	$16,451,506[1]
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	8,034,122
Unrealized appreciation on open swap contracts (Note 2)	582,543
Receivable for Fund shares sold	36,975
Receivable from investment adviser (Note 3)	19,637
Unrealized appreciation on forward foreign currency contracts (Note 2)	8,400
Variation margin receivable on futures contracts (Note 2)	7,469
Dividend and interest receivable	5,395
Prepaid expenses and other assets	30,857
Total assets	25,176,904
Liabilities
Administrative services fee payable (Note 3)	6,696
Shareholder servicing/Distribution fee payable (Note 3)	1,129
Payable upon return of securities loaned (Note 2)	1,299,101
Unrealized depreciation on open swap contracts (Note 2)	699,241
Due to custodian for foreign currency at value (cost $317,163)	317,480
Securities sold short, at value (Proceeds $75,516) (Note 2)	67,657
Net payable for open swap contracts	28,093
Due to custodian	25,633
Trustees' fee payable	12,378
Payable for Fund shares redeemed	4,905
Upfront payments received on swap contracts (Note 2)	134
Accrued expenses	150,738
Total liabilities	2,613,185
Net Assets
Capital stock, $.001 par value (Note 6)	2,567
Paid-in capital (Note 6)	28,629,226
Total distributable earnings (loss)	(6,068,074)
Net assets	$22,563,719
I Shares
Net assets	$17,016,316
Shares outstanding	1,928,911
Net asset value, offering price and redemption price per share	$8.82
A Shares
Net assets	$5,547,403
Shares outstanding	638,564
Net asset value and redemption price per share	$8.69
Maximum offering price per share (net asset value/(1-5.25%))	$9.17

1  Includes $1,260,196 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2022 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $52)	$78,117
Interest	9,294
Securities lending (net of rebates)	6,186
Total investment income	93,597
Expenses
Investment advisory fees (Note 3)	123,335
Administrative services fees (Note 3)	11,577
Shareholder servicing/Distribution fees (Note 3)
Class A	7,033
Custodian fees	43,296
Trustees' fees	33,843
Audit and tax fees	25,150
Registration fees	23,677
Transfer agent fees	20,534
Printing fees	13,431
Legal fees	10,089
Commitment fees (Note 4)	5,981
Insurance expense	647
Miscellaneous expense	3,497
Total expenses	322,090
Less: fees waived and expenses reimbursed (Note 3)	(214,255)
Net expenses	107,835
Net investment loss	(14,238)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	61,313
Net realized loss from futures contracts	(247,824)
Net realized gain from swap contracts	91,222
Net realized loss from written options	(4,695)
Net realized gain from foreign currency transactions	23,053
Net realized gain from forward foreign currency contracts	50,933
Net change in unrealized appreciation (depreciation) from investments	(163,183)
Net change in unrealized appreciation (depreciation) from futures contracts	326,918
Net change in unrealized appreciation (depreciation) from swap contracts	(3,318)
Net change in unrealized appreciation (depreciation) from written options	(4,288)
Net change in unrealized appreciation (depreciation) from securities sold short	7,859
Net change in unrealized appreciation (depreciation) from foreign currency translations	(11,009)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(6,046)
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency and forward foreign currency contracts	120,935
Net increase in net assets resulting from operations	$106,697

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
From Operations
Net investment loss	$(14,238)	$(60,461)
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	(25,998)	4,673,701
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency translations and forward foreign currency contracts	146,933	74,701
Net increase in net assets resulting from operations	106,697	4,687,941
From Distributions
From distributable earnings
Class I	(1,614,218)	(2,050,351)
Class A	(490,483)	(505,029)
Net decrease in net assets resulting from distributions	(2,104,701)	(2,555,380)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,396,520	12,246,511
Reinvestment of distributions	2,060,098	2,540,608
Net asset value of shares redeemed	(6,406,341)	(44,140,673)
Net increase (decrease) in net assets from capital share transactions	50,277	(29,353,554)
Net decrease in net assets	(1,947,727)	(27,220,993)
Net Assets
Beginning of period	24,511,446	51,732,439
End of period	$22,563,719	$24,511,446

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$9.58[1]	$9.53[1]	$9.86	$10.03[1]	$10.54	$10.39[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.00)[3]	(0.02)	0.04	0.06	0.05	(0.04)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.06	1.25	0.10	(0.06)	(0.08)	0.41
Total from investment operations	0.06	1.23	0.14	0.00[3]	(0.03)	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.82)	(1.18)	(0.47)	—	—	(0.04)
Distributions from net realized gains	—	—	—	(0.17)	(0.48)	(0.18)
Total dividends and distributions	(0.82)	(1.18)	(0.47)	(0.17)	(0.48)	(0.22)
Net asset value, end of period	$8.82	$9.58[1]	$9.53[1]	$9.86	$10.03[1]	$10.54
Total return[4]	0.34%	13.87%	1.46%	0.11%	(0.29)%	3.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$17,016	$18,749	$47,382	$74,486	$104,886	$102,227
Ratio of net expenses to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.89%	1.00%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.06)%[5]	(0.16)%	0.38%	0.60%	0.44%	(0.40)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.81%[5]	1.41%	1.09%	1.13%	0.95%	0.68%
Portfolio turnover rate[6]	178%	532%	571%	305%	1,373%	586%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
30

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$9.43[1]	$9.39[1]	$9.73	$9.92[1]	$10.47	$10.31
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.01)	(0.04)	(0.00)[3]	0.03	0.02	(0.07)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.07	1.24	0.10	(0.05)	(0.09)	0.42
Total from investment operations	0.06	1.20	0.10	(0.02)	(0.07)	0.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.80)	(1.16)	(0.44)	—	—	(0.01)
Distributions from net realized gains	—	—	—	(0.17)	(0.48)	(0.18)
Total dividends and distributions	(0.80)	(1.16)	(0.44)	(0.17)	(0.48)	(0.19)
Net asset value, end of period	$8.69	$9.43[1]	$9.39[1]	$9.73	$9.92[1]	$10.47
Total return[4]	0.29%	13.64%	1.10%	(0.10)%	(0.68)%	3.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,547	$5,763	$4,350	$994	$1,414	$1,267
Ratio of net expenses to average net assets	1.10%[5]	1.10%	1.10%	1.10%	1.14%	1.26%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.31)%[5]	(0.42)%	(0.04)%	0.30%	0.19%	(0.65)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.81%[5]	1.41%	1.09%	1.13%	0.94%	0.68%
Portfolio turnover rate[6]	178%	532%	571%	305%	1,373%	586%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
See Accompanying Notes to Consolidated Financial Statements.
31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2022, the Fund held $4,850,825 in the Subsidiary, representing 21.5% of the Fund's consolidated net assets. For the six months ended April 30, 2022, the net realized gain on securities and other financial instruments held in the Subsidiary was $694,491.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,205,323	$465,475	$—	$2,670,798
Exchange-Traded Funds	1,722,420	—	—	1,722,420
United States Treasury Obligations	—	4,368,237	—	4,368,237
Short-term Investments	6,390,950	1,299,101	—	7,690,051
	$10,318,693	$6,132,813	$—	$16,451,506
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$8,400	$—	$8,400
Futures Contracts	664,153	—	—	664,153
Swap Contracts	—	582,543	—	582,543
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$67,657	$—	$—	$67,657
Other Financial Instruments*
Futures Contracts	$667,911	$—	$—	$667,911
Swap Contracts	—	699,241	—	699,241

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

For the six months ended April 30, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2022 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2022.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$8,400	$—	$50,933	$(6,046)
Futures contracts(2)	36,297	—	59,671	18,229
Swap contracts	—	20,089	(77,538)	28,325
Interest rate
Futures contracts(2)	212,027	387,643	(194,992)	15,637
Swap contracts	73,639	18,123	414,106	29,619
Equity price
Futures contracts(2)	118,972	5,944	89,002	261,729
Swap contracts	399,834	563,942	(1,144,008)	38,446
Written options	—	—	(4,695)	(4,288)
Credit risk
Swap contracts	—	6,110	2,670	(29,287)
Commodity price
Futures contracts(2)	296,857	274,324	(201,505)	31,323
Swap contracts	109,070	90,977	895,992	(70,421)
Total	$1,255,096	$1,367,152	$(110,364)	$313,266

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2022, the Fund held average monthly value on a net basis of $971,567 in forward foreign currency contracts and average monthly notional values of $15,235,896 and $21,092,960 in long futures contracts and short futures contracts and $86,110,656 in swap contracts, respectively. For the six months ended April 30, 2022, the Fund received average monthly premiums of $6,588 from put written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$9,054	$(9,054)	$—	$—	$—
Barclays Bank Ltd.	38,333	(20,211)	—	—	18,122
BNP Paribas	44,613	(6,781)	—	—	37,832
Citigroup	26,979	—	—	—	26,979
Goldman Sachs	313,640	(237,592)	—	—	76,048
JPMorgan Chase	86,388	(86,388)	—	—	—
Morgan Stanley	5,062	(648)	—	—	4,414
Societe Generale	66,874	(9,386)	—	—	57,488
	$590,943	$(370,060)	$—	$—	$220,883

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$193,274	$(9,054)	$—	$—	$184,220
Barclays Bank PLC	20,211	(20,211)	—	—	—
BNP Paribas	6,781	(6,781)	—	—	—
Goldman Sachs	237,592	(237,592)	—	—	—
JPMorgan Chase	226,434	(86,388)	—	(140,046)	—
Macquarie Bank Ltd.	4,915	—	—	—	4,915
Morgan Stanley	648	(648)	—	—	—
Societe Generale	9,386	(9,386)	—	—	—
	$699,241	$(370,060)	$—	$(140,046)	$189,135

(a)  Swap contracts and forward foreign currency exchange contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2022, the amount of restricted cash held at brokers related to open short positions was $0.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amount of restricted cash held at brokers related to open futures contracts was $2,587,650.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022 the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $4,207,462.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. As of April 30, 2022, the Fund held no open written option contracts. At April 30, 2022, the amount of restricted cash held at brokers related to option contracts was $1,239,010.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$1,260,196	$1,299,101	$1,299,101

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$1,260,196	$(1,260,196)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

During the six months ended April 30, 2022, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $8,190, of which $3 was rebated to borrowers (brokers). The Fund retained $6,186 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,001. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2022, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $123,335 and $214,255, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the six months ended April 30, 2022 there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022*	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$1,896,814	$853,318	$549,407	$330,661	$163,428
Class A	159,550	12,498	22,178	74,047	50,827
Totals	$2,056,364	$865,816	$571,585	$404,708	$214,255

*  The Subsidiary expenses are not eligible for recoupment.

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2022, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $11,577.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2022, the Fund paid Rule 12b-1 distribution fees of $7,033 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2022, CSSU and its affiliates advised the Fund that they retained $151 from commissions earned on the sale of the Fund's Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2022 and during the six months ended April 30, 2022, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$8,106,752	$13,106,729	$0	$0

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	396,947	$3,546,518	1,024,349	$9,604,665
Shares issued in reinvestment of distributions	180,966	1,614,218	228,783	2,036,171
Shares redeemed	(605,970)	(5,360,891)	(4,269,635)	(42,302,380)
Net decrease	(28,057)	$(200,155)	(3,016,503)	$(30,661,544)
	Class A
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	96,018	$850,002	285,740	$2,641,846
Shares issued in reinvestment of distributions	50,668	445,880	57,387	504,437
Shares redeemed	(118,966)	(1,045,450)	(195,443)	(1,838,293)
Net increase	27,720	$250,432	147,684	$1,307,990

On April 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	94%
Class A	3	88%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

48

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

49

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 8, 2021 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a meeting held via Zoom on November 15 and 16, 2021, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10% and 0.85% of the average daily net assets of Class A and Class I, respectively, until February 28, 2023.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were lower than most of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services

50

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge

51

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and that the Fund performed either in line with or slightly outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's

52

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

53

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

54

Credit Suisse Multialternative Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

55

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

56

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

57

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

58

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0422

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2022
  (unaudited)

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2022 (unaudited)

June 9, 2022

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2022.

Performance Summary
11/1/21 – 4/30/22

Fund & Benchmark	Performance
Class I1	(2.68%)
Class A1,2	(2.90%)
Class C1,2	(3.26%)
ICE BofA 3-Month US Treasury Bill Index[3]	0.08%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A volatile period

The semiannual period ended April 30, 2022 was volatile for below investment-grade asset classes. Risk assets came under pressure due to tightening global financial conditions, economic uncertainty driven by the crisis in Ukraine, and the lasting effects of the COVID-19 pandemic.

The ICE BofA US 3-Month Treasury Index (the "Index" and Fund's "benchmark"), returned 0.08% for the period while the ICE BofA US High Yield Constrained Index and the Credit Suisse Leveraged Loan Index, returned -7.18% and 0.55%, respectively, for the period.

Default activity has continued to be low in recent months for the high yield and loan asset classes. According to JP Morgan, the high yield default rate, including distressed exchanges, ended the period at 0.48%. The par-weighted default rate for loans ended April 2022 at 0.86%. In 2022, while we expect default rates to trend higher, we anticipate they will remain well below long-term averages.

Strategic Review and Outlook: Cautiously optimistic

For the period ending April 30, 2022, the Fund underperformed its benchmark due to allocations in the high yield asset class, which has underperformed the 3-month Treasury due to weakness in duration products.

We have been impressed with the pricing power and earnings levels that leveraged finance companies have been able to maintain in the face of unprecedented inflation. However, looking forward, we are concerned about

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

potential for demand erosion, particularly in the consumer and housing sectors. Additionally, given the uncertain earnings outlook, we expect to see increased volatility in all risk asset classes that could lead to opportunities. We expect default rates to remain below historical levels, although it is anticipated the current economic environment will eventually result in an increase in defaults.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Collateralized loan obligations ("CLOs") are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, illiquidity risk, interest rate risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (7.55%). Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%), was (4.21%).

3  The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Average Annual Returns as of April 30, 20221

	1 Year	5 Years	Since Inception[2]
Class I	(0.87)%	3.94%	5.72%
Class A Without Sales Charge	(1.11)%	3.66%	5.45%
Class A With Maximum Sales Charge	(5.85)%	2.65%	4.91%
Class C Without CDSC	(1.85)%	2.88%	4.67%
Class C With CDSC	(2.80)%	2.88%	4.67%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.04% for Class I shares, 1.29% for Class A shares and 2.04% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$973.20	$971.00	$967.40
Expenses Paid per $1,000*	$3.87	$5.08	$8.73
Hypothetical 5% Fund Return
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,020.88	$1,019.64	$1,015.92
Expenses Paid per $1,000*	$3.96	$5.21	$8.95
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2022)

S&P Ratings**
BBB	1.6%
BB	23.2
B	53.6
CCC	13.8
CC	0.1
NR	3.8
Subtotal	96.1
Equity and Other	3.9
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (41.3%)
Aerospace & Defense (0.2%)
$250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$236,343
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	478,787
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 05/31/22 @ 103.75)	(B-, B3)	03/15/27	7.500	252,215
					967,345
Auto Parts & Equipment (0.5%)
2,335	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,336,494
120	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/22 @ 102.81)(1)	(CCC-, Caa2)	11/15/26	5.625	56,638
					2,393,132
Automakers (0.1%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	338,544
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	248,375
					586,919
Building & Construction (1.2%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	977,295
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1),(2)	(B+, B1)	02/01/28	5.750	948,717
2,950	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1),(2)	(B+, B1)	10/01/29	4.375	2,592,209
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	654,472
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	517,843
					5,690,536

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (2.2%)
$700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B+, Ba2)	09/30/27	5.000	$677,267
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	727,069
2,730	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,224,650
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,352,099
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	719,494
2,458	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,129,119
500	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	456,105
2,050	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	1,644,125
500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	417,500
					10,347,428
Cable & Satellite TV (0.9%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	248,866
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B+, B3)	01/15/30	5.750	412,122
2,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	2,702,000
1,030	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	906,982
					4,269,970

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (1.3%)
$250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	$252,837
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	439,375
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	233,891
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	374,056
2,500	PMHC II, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,015,800
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/18	0.000	706
2,550	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1),(2)	(CCC+, Caa2)	05/15/26	6.750	2,082,929
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	440,640
					5,840,234
Consumer/Commercial/Lease Financing (0.8%)
4,020	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	3,784,046
Diversified Capital Goods (0.5%)
2,143	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	1,899,866
100	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	91,407
200	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	176,501
					2,167,774
Electronics (0.7%)
221	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	207,485

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics
$1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	$928,960
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	669,525
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	455,547
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	882,955
					3,144,472
Energy - Exploration & Production (0.8%)
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	639,672
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	370,956
250	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1),(2)	(B, B3)	07/31/29	7.750	245,303
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	498,122
500	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	485,687
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 05/31/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,243,306
					3,483,046
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	220,795
Food - Wholesale (0.2%)
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/27 @ 102.19)(1)	(BB+, Ba3)	01/31/32	4.375	202,271
250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, B3)	02/15/29	4.750	231,285

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Food - Wholesale
$750	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, B3)	06/01/30	4.625	$672,139
					1,105,695
Gaming (0.5%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	362,360
410	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	395,767
70	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	65,541
1,500	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	1,363,012
					2,186,680
Gas Distribution (1.8%)
500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	460,673
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/31/22 @ 103.25)	(B, B2)	10/01/25	6.500	713,494
950	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/31/22 @ 103.13)	(B, B2)	05/15/26	6.250	887,233
1,530	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1),(2)	(BB+, Ba2)	06/15/28	5.125	1,482,516
500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	493,365
1,760	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,567,632
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	1,001,853
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,406,085

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gas Distribution
$500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$458,650
					8,471,501
Health Facility (0.1%)
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	287,760
Health Services (1.6%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	240,296
860	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	779,495
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	435,883
375	MEDNAX, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1)	(B+, Ba3)	02/15/30	5.375	350,034
2,500	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,304,688
150	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	153,200
1,163	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	1,159,918
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,189,275
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	232,845
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	354,309
					7,199,943
Insurance Brokerage (1.6%)
630	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	614,259

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage
$322	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	$304,860
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	748,178
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	660,743
4,303	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,802,669
1,250	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,141,600
					7,272,309
Investments & Misc. Financial Services (1.9%)
1,250	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,223,581
1,500	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,452,263
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,348,125
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,788,482
203	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B, B3)	03/15/26	8.625	196,778
1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B1)	06/15/29	4.000	1,551,027
					8,560,256
Machinery (1.9%)
2,250	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,055,814
2,350	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	2,129,793

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery
$2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa1)	10/15/29	6.625	$1,806,750
1,200	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	1,240,668
1,600	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	1,460,088
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	253,949
					8,947,062
Managed Care (0.3%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	523,247
950	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	869,250
					1,392,497
Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	478,270
Media Content (0.5%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	68,250
2,000	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	732,480
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	705,663
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	219,844
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	448,207
					2,174,444

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Medical Products (0.9%)
$1,000	180 Medical Inc., Rule 144A, Company Guaranteed Notes (Callable 10/07/24 @ 101.94)(1)	(BB+, Ba2)	10/15/29	3.875	$891,405
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	476,365
375	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	339,079
2,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	1,747,740
1,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(2)	(B-, Caa1)	10/01/29	5.250	871,640
					4,326,229
Metals & Mining - Excluding Steel (1.4%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	645,079
2,035	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,828,956
359	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/10/22 @ 100.00)(1)	(B+, Wr)	04/01/23	7.250	359,318
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/10/22 @ 101.63)(1)	(B+, NR)	03/01/24	6.500	1,002,585
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/10/22 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	503,217
1,345	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	1,162,006
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, B1)	08/15/31	3.875	341,926
454	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	451,147
					6,294,234

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging (1.3%)
$350	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(7)	(B+, B3)	09/01/29	3.000	$302,722
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 05/31/22 @ 102.38)	(BB-, Ba3)	02/01/26	4.750	129,572
705	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	726,111
475	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	415,105
4,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	4,436,834
					6,010,344
Personal & Household Products (0.5%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 06/21/22 @ 100.00)(1),(3),(4),(5),(6)	(NR, NR)	03/15/25	0.000	8,438
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,817,802
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB+, Ba1)	04/01/29	3.750	357,733
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B2)	04/01/31	3.750	297,232
					2,481,205
Pharmaceuticals (1.1%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/22 @ 104.50)(1)	(B, B3)	12/15/25	9.000	502,500
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	780,249
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	364,440
375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B, B3)	02/15/31	5.250	261,103

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	$784,166
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	219,014
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1),(2)	(B, B3)	10/15/28	4.750	411,228
1,700	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,568,292
					4,890,992
Real Estate Development & Management (0.5%)
1,055	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,076,659
1,511	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, Wr)	05/01/25	7.875	1,275,314
					2,351,973
Real Estate Investment Trusts (1.4%)
1,000	Blackstone Mortgage Trust, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(BB-, Ba2)	01/15/27	3.750	913,770
1,500	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,350,318
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	487,217
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	486,860
2,225	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)(2)	(BB, Ba3)	08/01/25	4.250	2,138,114
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/31/22 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	250,658
700	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BBB-, Ba1)	02/01/27	5.750	723,978
					6,350,915
Recreation & Travel (2.0%)
1,050	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	975,319

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$185	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	$188,217
1,625	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B-, Caa1)	08/15/29	5.250	1,480,716
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	262,093
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	2,243,947
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	208,013
4,108	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	3,877,213
					9,235,518
Restaurants (0.4%)
865	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1),(2)	(BB-, B1)	09/15/29	3.875	757,818
1,250	Yum Brands, Inc., Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,196,494
					1,954,312
Software - Services (2.9%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	557,235
250	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	240,000
1,000	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.63)(1)	(BB+, Ba1)	05/15/29	5.250	1,008,950
3,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,689,245
3,175	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,573,878

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	$782,472
475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba2)	12/01/29	3.875	422,750
1,400	Twilio, Inc., Global Company Guaranteed Notes (Callable 03/15/26 @ 101.94)(2)	(BB, Ba3)	03/15/31	3.875	1,205,400
4,200	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,785,607
					13,265,537
Specialty Retail (1.4%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(2)	(BB, B1)	03/01/28	4.500	345,586
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	59,883
500	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	450,835
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/30/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	500,648
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	292,862
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	715,264
375	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	339,114
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	329,948
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	427,265
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/30/22 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,581,247

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	$624,788
1,000	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1),(2)	(BB-, Ba2)	08/15/29	4.000	851,170
					6,518,610
Support - Services (3.6%)
756	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	664,395
1,194	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,058,075
2,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,806,783
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	317,358
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,500,663
2,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	2,218,575
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba3)	07/01/28	4.500	239,950
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba3)	06/15/29	3.625	224,086
3,185	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	3,181,353
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,440,625
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB, B1)	06/15/25	7.125	520,005
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, B1)	06/15/28	7.250	520,350

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$1,500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	$1,376,348
500	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	468,165
					16,536,731
Tech Hardware & Equipment (1.9%)
2,050	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,872,204
486	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/10/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	382,195
1,786	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	1,538,139
1,014	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	849,473
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	965,170
1,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	931,275
2,305	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	2,011,147
					8,549,603
Telecom - Wireline Integrated & Services (1.7%)
1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	848,210
770	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	657,299
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 101.97)(1),(3)	(NR, Wr)	12/31/24	0.000	98,438
1,255	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,249,465

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	$456,000
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB, Ba3)	01/15/29	3.625	1,220,895
1,250	Lumen Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 102.00)(1)	(BBB-, Ba3)	02/15/27	4.000	1,113,619
2,500	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	2,116,900
					7,760,826
Theaters & Entertainment (0.4%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	494,433
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	611,487
350	Technicolor S.A., Rule 144A(1),(4),(6),(7)	(NR, NR)	05/31/29	4.500	360,002
500	Technicolor S.A., Tranche 2 Notes(7)	(CCC, Caa3)	06/30/24	6.000	556,982
					2,022,904
Transport Infrastructure/Services (0.1%)
554	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 05/10/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	555,022
TOTAL CORPORATE BONDS (Cost $209,881,176)					190,077,069
BANK LOANS (48.8%)
Advertising (0.2%)
725	MH Sub I LLC, LIBOR 1M + 3.500%(8)	(B, B2)	09/13/24	4.264	721,117
250	MH Sub I, LLC(9)	(B, B2)	09/13/24	0.000	249,149
					970,266
Aerospace & Defense (1.6%)
987	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(8)	(B, B1)	01/29/27	4.264	984,658
1,600	Amentum Government Services Holdings LLC, LIBOR 6M + 7.500%(4),(8)	(NR, NR)	12/07/29	8.277	1,592,000
2,000	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(8)	(B, B1)	02/15/29	4.500 - 4.777	1,992,000
2,777	Peraton Corp., LIBOR 1M + 3.750%(8)	(B+, B1)	02/01/28	4.514	2,762,195
					7,330,853

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (2.4%)
$1,189	Adient U.S. LLC, LIBOR 1M + 3.250%(8)	(BB+, Ba3)	04/10/28	4.014	$1,181,695
1,064	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(8)	(B, B2)	04/06/28	5.000	1,049,514
1,031	Clarios Global LP, LIBOR 1M + 3.250%(8)	(B, B1)	04/30/26	4.014	1,016,654
1,945	Dayco Products LLC, LIBOR 3M + 4.250%(8)	(B-, B3)	05/19/23	4.758	1,930,109
378	Dealer Tire LLC, LIBOR 1M + 4.250%(8)	(B-, B1)	12/12/25	4.999 - 5.032	378,143
97	Holley Purchaser, Inc. (Delayed Draw Term Loan), LIBOR 3M + 3.750%(8),(10)	(B, B2)	11/17/28	4.576	95,662
581	Holley Purchaser, Inc. (Term Loan), LIBOR 3M + 3.750%(8)	(B, B2)	11/17/28	4.500	571,959
146	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(8),(11)	(NR, Caa3)	03/02/26	11.000	144,568
204	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(4),(8),(11)	(NR, Caa1)	08/28/25	7.006	200,062
1,372	Les Schwab Tire Centers, LIBOR 3M + 3.250%(8)	(B, B2)	11/02/27	4.000	1,356,354
1,036	RVR Dealership Holdings LLC, SOFR 3M + 3.750%(4),(8)	(BB-, B1)	02/08/28	4.500	963,332
990	Tenneco, Inc., LIBOR 1M + 3.000%(8)	(B+, Ba3)	10/01/25	3.764	979,734
1,443	U.S. Farathane LLC, LIBOR 3M + 4.250%(8)	(CCC+, B2)	12/23/24	5.256	1,352,704
					11,220,490
Brokerage (0.2%)
1,104	DRW Holdings LLC, LIBOR 1M + 3.750%(8)	(BB-, Ba3)	03/01/28	4.514	1,094,881
Building Materials (0.8%)
1,206	Chamberlain Group, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	11/03/28	4.506	1,185,462
2,698	Cornerstone Building Brands, Inc., LIBOR 3M + 3.250%(8)	(B+, B1)	04/12/28	3.804	2,541,590
					3,727,052
Chemicals (1.6%)
942	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(8)	(BB-, Ba3)	08/27/26	5.500	942,384
1,827	Atotech B.V., LIBOR 1M + 2.500%(8)	(B+, B1)	03/18/28	3.264	1,815,077
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(8)	(CCC, Caa2)	12/29/28	8.756	415,356
380	GEON Performance Solutions, LLC, LIBOR 1M + 4.750%(8)	(B+, B2)	08/18/28	5.514	380,049
1,362	Luxembourg Investment Co. 428 S.a r.l., SOFR 3M + 5.000%(8)	(B, B2)	01/03/29	5.651	1,343,482
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$790	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(8)	(CCC+, Caa1)	10/28/24	4.506 - 4.739	$764,685
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(12)	(CCC-, Caa3)	10/27/25	9.250	443,973
449	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(8)	(CCC+, Caa1)	10/28/24	4.526	434,661
795	Zep, Inc., LIBOR 12M + 4.000%(8)	(CCC+, B2)	08/12/24	5.000	739,193
					7,278,860
Diversified Capital Goods (1.2%)
1,940	Callaway Golf Co., LIBOR 1M + 4.500%(8)	(B+, B1)	01/02/26	5.264	1,943,934
1,572	Dynacast International LLC, LIBOR 3M + 4.500%(4),(8)	(B-, B2)	07/22/25	5.500	1,533,062
590	Dynacast International LLC, LIBOR 3M + 9.000%(8)	(CCC, Caa2)	10/22/25	10.000	585,939
1,377	Electrical Components International, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	06/26/25	5.014	1,338,372
236	Filtration Group Corp., LIBOR 1M + 3.500%(8)	(B, B3)	10/21/28	4.264	232,915
76	GrafTech Finance, Inc., LIBOR 1M + 3.000%(8)	(BB, Ba3)	02/12/25	3.764	76,271
					5,710,493
Electronics (1.5%)
500	CPI International, Inc., LIBOR 3M + 7.250%(4),(8),(12)	(CCC, Caa2)	07/26/25	8.489	474,704
1,245	Entegris, Inc.(9)	(BB+, Baa3)	03/02/29	0.000	1,246,815
3,840	Idemia Group, LIBOR 3M + 4.500%(8)	(B-, B3)	01/09/26	5.506	3,823,691
691	Infinite Bidco LLC, LIBOR 3M + 3.750%(8)	(B-, B2)	03/02/28	4.250	684,239
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(8)	(CCC, Caa2)	03/02/29	7.508	494,582
					6,724,031
Energy - Exploration & Production (0.1%)
424	Oryx Midstream Services Permian Basin LLC, LIBOR 3M + 3.250%(8)	(BB-, Ba3)	10/05/28	3.750	422,138
866	PES Holdings LLC, 3.000% PIK(3),(8),(11)	(NR, Wr)	12/31/22	3.000	31,387
					453,525
Food & Drug Retailers (1.4%)
1,980	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	11/30/27	4.756	1,972,575
1,250	Sharp Midco LLC, LIBOR 3M + 4.000%(4),(8)	(B-, B2)	12/31/28	5.006	1,239,063
2,480	WOOF Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	12/21/27	4.678	2,466,546

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food & Drug Retailers
$866	WOOF Holdings, Inc., LIBOR 3M + 7.250%(8)	(CCC, Caa2)	12/21/28	8.178	$861,112
					6,539,296
Food - Wholesale (0.4%)
1,634	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(8)	(B, B3)	07/31/28	4.250	1,612,219
Gaming (0.3%)
929	CBAC Borrower LLC, LIBOR 1M + 4.000%(8),(12)	(B-, Caa1)	07/08/24	4.764	915,795
328	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(8)	(B, B2)	01/27/29	4.700	327,016
					1,242,811
Gas Distribution (0.5%)
998	Lucid Energy Group II Borrower, LLC, LIBOR 1M + 4.250%(8)	(B, B2)	11/24/28	5.000	990,228
1,266	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(8)	(B+, B3)	09/27/24	5.384 - 5.950	1,264,739
					2,254,967
Health Facilities (0.6%)
993	Insulet Corp., LIBOR 1M + 3.250%(8)	(B+, Ba3)	05/04/28	4.014	993,120
1,980	Loire Finco Luxembourg S.a.r.l., LIBOR 1M + 3.750%(8)	(B, B3)	04/21/27	4.514	1,956,809
					2,949,929
Health Services (3.8%)
1,783	ADMI Corp., LIBOR 1M + 3.375%(8)	(B, B2)	12/23/27	4.139	1,757,811
571	Agiliti Health, Inc., LIBOR 1M + 2.750%(4),(8)	(B+, B1)	01/04/26	3.500	567,143
13	Agiliti Health, Inc., LIBOR 1M + 2.750%(4),(8)	(B+, B1)	01/04/26	3.250	13,349
309	Carestream Health, Inc., LIBOR 3M + 6.750%(8)	(B-, B1)	05/08/23	7.756	307,707
2,439	KUEHG Corp., LIBOR 3M + 3.750%(8)	(B-, B2)	02/21/25	4.756	2,419,516
993	Pacific Dental Services LLC, LIBOR 1M + 3.250%(8)	(B, B1)	05/05/28	4.000	985,989
1,481	PetVet Care Centers LLC, LIBOR 1M + 3.500%(8)	(B, B2)	02/14/25	4.264	1,473,608
1,000	Radiology Partners, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	07/09/25	4.804 - 4.882	985,940
295	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(4),(8),(10)	(B-, B3)	03/16/28	4.500	294,531
1,692	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(4),(8)	(B-, B3)	03/16/28	6.000	1,686,475
351	Southern Veterinary Partners, LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	10/05/27	5.000	349,608

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$254	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(4),(8),(10)	(B-, B2)	05/18/28	4.000	$252,648
991	Therapy Brands Holdings LLC, LIBOR 6M + 4.000%(4),(8)	(B-, B2)	05/18/28	4.787	984,591
423	TTF Holdings LLC, LIBOR 1M + 4.250%(4),(8)	(B+, B2)	03/31/28	5.063	419,556
3,154	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(8)	(B-, B3)	12/15/27	6.256	3,146,868
158	Western Dental Services, Inc., LIBOR 3M + 4.500%(8),(10)	(B-, B3)	08/18/28	5.304 - 5.739	157,643
1,447	Western Dental Services, Inc., LIBOR 6M + 4.500%(8)	(B-, B3)	08/18/28	5.281	1,441,798
					17,244,781
Insurance Brokerage (1.7%)
396	Acrisure LLC, LIBOR 1M + 3.500%(8)	(B, B2)	02/15/27	4.264	390,848
377	Acrisure, LLC, LIBOR 1M + 4.250%(8)	(B, B2)	02/15/27	5.014	375,389
1,285	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(8)	(B, B2)	11/06/27	4.051	1,277,971
495	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	02/12/27	4.264	489,265
1,764	Hub International Ltd.(9)	(B, B2)	04/25/25	0.000	1,756,739
862	NFP Corp., LIBOR 1M + 3.250%(8)	(B, B1)	02/15/27	4.014	849,111
2,556	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(8)	(BB-, B1)	09/01/27	3.800	2,553,965
					7,693,288
Investments & Misc. Financial Services (3.0%)
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(8),(12)	(CCC-, Caa1)	04/03/24	5.006	387,031
1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(8)	(CCC, Caa2)	08/02/29	7.500	991,665
1,416	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	08/02/28	4.563	1,398,417
374	Ditech Holding Corp.(3),(5)	(NR, Wr)	06/30/22	0.000	74,722
913	Focus Financial Partners LLC, LIBOR 1M + 2.000%(8)	(BB-, Ba3)	07/03/24	2.764	908,605
1,500	Galaxy US Opco, Inc.(4),(9)	(B-, B3)	04/19/29	0.000	1,464,375
1,741	HighTower Holdings LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	04/21/28	5.098	1,722,384
1,347	Hudson River Trading LLC, SOFR 1M + 3.000%(8)	(BB-, Ba2)	03/20/28	3.815	1,331,647
1,110	Jane Street Group LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba2)	01/26/28	3.514	1,098,747
637	Jump Financial, LLC, LIBOR 1M + 4.500%(4),(8)	(BB-, Ba2)	08/02/28	5.315	627,399

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$401	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(8)	(B-, B2)	06/03/26	5.260	$398,041
125	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), SOFR 3M + 3.250%(4),(8)	(B-, Ba3)	08/18/28	4.496	123,472
871	Mariner Wealth Advisors LLC (Term Loan B), SOFR 3M + 3.250%(4),(8)	(B-, Ba3)	08/18/28	4.496	863,007
851	Oscar AcquisitionCo, LLC(9)	(B, B1)	04/30/29	0.000	817,115
347	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(8)	(B+, Ba3)	04/30/24	5.256	343,697
1,462	VFH Parent LLC, SOFR 1M + 3.000%(8)	(B+, Ba3)	01/13/29	3.573	1,453,868
					14,004,192
Machinery (1.9%)
498	19th Holdings Golf, LLC, SOFR 3M + 3.250%(4),(8)	(B, B1)	02/07/29	3.750	491,304
345	ASP Blade Holdings, Inc., LIBOR 1M + 4.000%(8)	(B-, B1)	10/13/28	4.764	339,568
998	CMBF LLC, LIBOR 1M + 6.000%(4),(8)	(B, B3)	08/02/28	6.500	970,069
284	CPM Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	11/17/25	3.955	281,608
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(4),(8),(12)	(CCC+, Caa2)	11/16/26	8.705	196,216
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(12)	(CCC+, Caa2)	09/06/26	7.514	404,258
2,448	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	09/06/25	4.264	2,402,399
469	LTI Holdings, Inc.(9),(10)	(B-, B2)	07/24/26	4.750	464,941
468	LTI Holdings, Inc., LIBOR 1M + 4.750%(8)	(B-, B2)	07/24/26	5.514	463,779
991	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.500%(8)	(BB-, B1)	06/27/24	3.506	985,344
59	Pro Mach Group, Inc., LIBOR 3M + 4.000%(8),(10)	(B-, B1)	08/31/28	4.000	58,933
860	Pro Mach Group, Inc., LIBOR 3M + 4.000%(8)	(B-, B1)	08/31/28	5.000 - 5.239	856,227
1,000	Welbilt, Inc., LIBOR 1M + 2.500%(8)	(B-, B2)	10/23/25	3.264	997,505
					8,912,151
Media - Diversified (0.2%)
964	Diamond Sports Group, LLC, SOFR 3M + 3.250%(8)	(CCC+, Caa2)	08/24/26	3.656	327,270
569	Diamond Sports Group, LLC, SOFR 1M + 8.000%(8)	(B, B2)	05/26/26	9.000	580,645
					907,915
Medical Products (1.7%)
1,463	CryoLife, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	06/01/27	4.506	1,444,280
1,356	Femur Buyer, Inc., LIBOR 3M + 4.500%(8)	(CCC+, Caa1)	03/05/26	5.506	1,234,023

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products
$686	Femur Buyer, Inc., LIBOR 3M + 5.500%(4),(8)	(NR, NR)	03/05/24	6.506	$602,830
2,000	Medline Industries, Inc., LIBOR 1M + 3.250%(8)	(B+, B1)	10/23/28	4.014	1,968,640
2,400	Sotera Health Holdings LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	12/11/26	3.514	2,380,500
					7,630,273
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(3),(4),(5)	(NR, Wr)	02/28/19	0.000	505
Packaging (0.9%)
549	Plastipak Packaging, Inc., LIBOR 1M + 2.500%(8)	(B+, Ba3)	12/01/28	3.264	540,568
2,112	Proampac PG Borrower LLC, LIBOR 3M + 3.750%, PRIME + 2.750%(8)	(B-, B3)	11/03/25	4.500 - 6.250	2,083,542
722	Strategic Materials, Inc., LIBOR 3M + 3.750%(8),(12)	(CCC, Caa3)	11/01/24	4.750	651,061
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(4),(8),(12)	(CC, C)	10/31/25	8.750	357,975
342	Technimark Holdings LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	07/09/29	4.301	332,284
					3,965,430
Packaging & Containers (0.3%)
1,513	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(8)	(B, B2)	11/12/27	4.063	1,500,412
Personal & Household Products (0.9%)
787	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(8)	(B, B1)	09/27/24	4.000	786,219
167	Anticimex International AB, LIBOR 3M + 4.000%(4),(8)	(B, B2)	11/16/28	4.500	166,655
582	Fender Musical Instruments Corp., SOFR 1M + 4.000%(8)	(B, B2)	12/01/28	4.500	579,049
250	Lakeshore Intermediate LLC, LIBOR 3M + 3.500%(8)	(B, B2)	09/29/28	4.000	247,296
1,355	MND Holdings III Corp., LIBOR 3M + 3.500%(8),(12)	(B-, Caa1)	06/19/24	4.506	1,341,138
967	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(8)	(B-, Caa2)	08/10/23	8.500	876,070
					3,996,427
Pharmaceuticals (0.8%)
320	Akorn Holding Company LLC, LIBOR 3M + 7.500%(8)	(CCC+, Caa2)	10/01/25	8.500	320,701
1,191	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(8)	(BB, Ba2)	11/27/25	3.514	1,186,163

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$882	Bausch Health Companies., Inc.(9)	(BB, Ba3)	01/27/27	0.000	$855,272
1,264	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 5.000%(8)	(B-, B3)	03/27/28	5.813	1,176,064
					3,538,200
Real Estate Investment Trusts (0.3%)
709	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(4),(8)	(BB-, Ba2)	04/23/26	3.514	699,861
741	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(4),(8)	(B+, Ba3)	08/09/26	5.000	738,717
					1,438,578
Recreation & Travel (1.1%)
1,939	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(8)	(B-, B3)	09/05/25	4.258	1,864,223
61	Crown Finance U.S., Inc., LIBOR 3M + 2.500%(8)	(CCC, Caa2)	02/28/25	4.000	47,087
317	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(8)	(CCC, Caa2)	09/30/26	4.250	236,100
872	Hornblower Sub LLC, LIBOR 3M + 4.500%(8)	(CCC-, Caa2)	04/27/25	5.500	789,789
350	Hornblower Sub LLC (Incremental Term Loan), LIBOR 3M + 8.125%(8)	(NR, NR)	11/10/25	9.125	362,250
1,134	Hornblower Sub LLC (Term Loan), LIBOR 3M + 8.125%(8)	(NR, NR)	11/10/25	9.125	1,173,711
748	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(8)	(BB-, Ba3)	08/25/28	3.813	738,612
					5,211,772
Restaurants (2.7%)
2,481	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(8)	(B, B2)	12/01/28	5.137	2,452,924
2,451	IRB Holding Corp., LIBOR 6M + 2.750%(8)	(B+, B2)	02/05/25	3.756	2,433,153
988	IRB Holding Corp., SOFR 1M + 3.000%(8)	(B+, B2)	12/15/27	3.750	975,467
688	K-Mac Holdings Corp., LIBOR 1M + 6.750%(8)	(CCC, Caa2)	07/30/29	7.250	679,830
974	Miller's Ale House, Inc., LIBOR 1M + 4.750%, PRIME + 3.750%(8),(12)	(CCC+, Caa1)	05/30/25	5.418 - 7.250	950,922
1,964	Tacala LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/05/27	4.264	1,935,776
375	Tacala LLC, LIBOR 1M + 7.500%(8)	(CCC, Caa2)	02/04/28	8.264	369,141
2,504	Whatabrands LLC, LIBOR 1M + 3.250%(8)	(B, B2)	08/03/28	4.014	2,479,965
					12,277,178

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (10.2%)
$1,727	Applied Systems, Inc., LIBOR 3M + 3.000%(8)	(B-, B2)	09/19/24	4.006	$1,723,717
983	Applied Systems, Inc., LIBOR 3M + 5.500%(8)	(CCC, Caa2)	09/19/25	6.506	984,567
1,724	Aston FinCo Sarl, LIBOR 1M + 4.250%(8)	(B-, B2)	10/09/26	5.014	1,709,432
1,173	Astra Acquisition Corp., LIBOR 1M + 5.250%(4),(8)	(B-, B2)	10/25/28	6.014	1,131,644
1,237	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(8)	(B+, B1)	04/30/25	3.264	1,224,424
1,000	CommerceHub, Inc., LIBOR 3M + 7.000%(8)	(CCC, Caa2)	12/29/28	8.006	932,500
1,484	CommerceHub, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	12/29/27	5.006	1,451,650
1,000	Cornerstone OnDemand, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	10/16/28	4.514	987,915
1,250	DCert Buyer, Inc., LIBOR 1M + 7.000%(8)	(CCC, Caa2)	02/19/29	7.764	1,240,106
600	Epicor Software Corp., LIBOR 1M + 7.750%(8)	(CCC, Caa2)	07/31/28	8.750	613,752
3,743	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	06/13/24	4.739	3,640,702
2,140	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(8)	(CCC, Caa2)	06/13/25	8.489	2,063,895
995	Fleetcor Technologies Operating Company, LLC, LIBOR 1M + 1.750%(8)	(BB+, Ba1)	04/28/28	2.514	978,356
2,967	Flexera Software LLC, LIBOR 3M + 3.750%(8)	(B-, B1)	03/03/28	4.500	2,952,909
1,741	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(8)	(B, B2)	06/28/24	4.256	1,727,081
427	IGT Holding IV AB, LIBOR 3M + 3.500%(8)	(B, B2)	03/31/28	4.506	425,431
246	MA FinanceCo. LLC, LIBOR 3M + 4.250%(8)	(BB-, B1)	06/05/25	5.250	245,380
966	Navicure, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/22/26	4.764	966,178
1,270	Ping Identity Corp., SOFR 1M + 3.750%(4),(8)	(B-, B1)	11/22/28	4.550	1,258,476
2,919	Polaris Newco LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	06/02/28	4.764	2,893,670
2,709	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(8)	(B, B3)	04/26/24	4.770	2,706,238
1,091	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	06/01/26	4.264	1,076,055
2,373	Proofpoint, Inc., LIBOR 3M + 3.250%(8)	(B-, B2)	08/31/28	3.758	2,338,453
1,990	RealPage, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	04/24/28	4.014	1,961,712
2,073	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(8)	(B-, B2)	04/27/28	5.934	1,999,392
1,138	Seattle Spinco, Inc., SOFR 1M + 4.000%(8)	(BB-, B1)	02/26/27	4.671	1,128,199
1,239	Seattle Spinco, Inc., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	3.514	1,227,283
2,089	Transact Holdings, Inc., LIBOR 1M + 4.750%(8)	(B, B2)	04/30/26	5.514	2,078,578
261	Vaco Holdings, LLC, SOFR 3M + 5.000%(8)	(B, B2)	01/21/29	5.801	260,873

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$1,676	Virtusa Corp., LIBOR 1M + 3.750%(8)	(B, B2)	02/11/28	4.514	$1,660,890
1,410	VS Buyer LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/28/27	3.764	1,399,197
					46,988,655
Specialty Retail (0.7%)
432	EG America LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	02/07/25	4.996 - 4.999	423,135
2,291	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	05/14/26	3.764	2,276,315
737	Restoration Hardware, Inc., LIBOR 1M + 2.500%(8)	(BB, Ba3)	10/20/28	3.264	710,956
					3,410,406
Steel Producers/Products (0.1%)
616	Grinding Media, Inc., LIBOR 6M + 4.000%(4),(8)	(B, B2)	10/12/28	4.796	604,423
Support - Services (2.0%)
990	Belfor Holdings, Inc., LIBOR 1M + 3.750%(8)	(B, B1)	04/06/26	4.514	989,203
2,371	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(8)	(B+, B1)	03/01/24	3.500	2,369,568
990	Gloves Buyer, Inc., LIBOR 1M + 4.000%(4),(8)	(B-, B2)	12/29/27	4.671	977,624
499	LaserShip, Inc., LIBOR 3M + 7.500%(8)	(CCC, Caa2)	05/07/29	8.250	497,012
1,493	LaserShip, Inc., LIBOR 3M + 4.500%(8)	(B-, B2)	05/07/28	5.250	1,482,052
828	White Cap Buyer LLC, SOFR 1M + 3.750%(8)	(B, B2)	10/19/27	6.250	810,945
1,954	Wrench Group LLC, LIBOR 3M + 4.000%(4),(8)	(B-, B2)	04/30/26	5.006	1,941,490
					9,067,894
Tech Hardware & Equipment (0.3%)
585	CommScope, Inc., LIBOR 1M + 3.250%(8)	(B, Ba3)	04/06/26	4.014	564,858
993	Ingram Micro, Inc., LIBOR 3M + 3.500%(8)	(BB-, B1)	06/30/28	4.506	990,763
					1,555,621
Telecom - Wireless (0.5%)
499	CCI Buyer, Inc., LIBOR 3M + 4.000%(8)	(B-, B1)	12/17/27	4.750	492,352
1,978	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(8)	(B+, B2)	11/12/27	4.063	1,962,182
					2,454,534
Telecom - Wireline Integrated & Services (0.7%)
478	Altice Financing S.A., LIBOR 3M + 2.750%(8)	(B, B2)	01/31/26	3.794	469,043
497	Altice France S.A., LIBOR 3M + 4.000%(8)	(B, B2)	08/14/26	4.506	494,781
293	Altice France S.A., LIBOR 3M + 3.688%(8)	(B, B2)	01/31/26	4.732	290,693

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$323	GTT Communications, Inc., PRIME + 3.750%(3),(8)	(NR, Wr)	05/31/25	7.250	$265,395
495	Numericable Group S.A., LIBOR 1M + 2.750%(8)	(B, B2)	07/31/25	3.514	486,803
944	TVC Albany, Inc., LIBOR 1M + 3.500%(4),(8)	(B-, B2)	07/23/25	4.264	929,805
438	TVC Albany, Inc., LIBOR 1M + 7.500%(4),(8),(12)	(CCC, Caa2)	07/23/26	8.300	422,188
					3,358,708
Theaters & Entertainment (2.0%)
900	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(8),(11)	(CCC, Caa3)	12/31/24	7.038	891,507
323	Technicolor S.A. (Incremental New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(8),(11)	(B, Caa1)	06/30/24	12.446	334,282
1,774	Technicolor S.A. (New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(8),(11)	(B, Caa1)	06/30/24	12.446	1,838,551
167	TopGolf International, Inc., LIBOR 1M + 6.250%(8)	(B, B3)	02/09/26	7.000	169,952
2,670	UFC Holdings LLC, LIBOR 6M + 2.750%(8)	(B, B2)	04/29/26	3.500	2,636,008
3,418	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(8)	(B, B3)	05/18/25	3.520	3,358,386
					9,228,686
Trucking & Delivery (0.2%)
991	American Trailer World Corp., SOFR 1M + 3.500%(8)	(B, B3)	03/03/28	4.300	927,352
TOTAL BANK LOANS (Cost $228,834,629)					225,027,054
ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
1,000	ALM Ltd., 2020 1A D, Rule 144A, LIBOR 3M + 6.000%(1),(8)	(BB-, NR)	10/15/29	7.044	979,303
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(8)	(NR, Ba3)	07/20/34	8.463	1,313,487
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800%(1),(8)	(NR, Ba3)	10/13/30	7.821	1,230,389
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350%(1),(8)	(NR, Ba3)	10/20/34	8.413	976,835
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600%(1),(8)	(BBB-, NR)	01/28/31	3.838	969,572
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440%(1),(8)	(NR, Baa3)	01/20/35	4.503	990,609

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	01/17/33	7.394	$972,433
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(8)	(BBB-, NR)	08/20/32	4.780	975,544
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1AE, Rule 144A, LIBOR 3M + 6.000%(1),(8)	(BB-, NR)	07/20/29	7.063	956,774
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(BB-, NR)	01/15/30	6.244	699,393
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(B+, NR)	07/27/31	6.625	686,850
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, LIBOR 3M + 6.520%(1),(8)	(B+, NR)	10/18/30	7.564	1,205,915
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/18/31	6.894	705,462
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	6.444	725,181
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/27/31	7.034	1,125,988
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(9)	(NR, NR)	07/25/27	0.000	10,050
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110%(1),(8)	(BB-, NR)	10/20/34	8.173	976,054
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	6.544	471,057
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	7.124	715,300
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba1)	01/22/35	6.886	951,174
1,000	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(8)	(BBB-, NR)	07/17/35	4.144	982,345
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(8)	(BB-, NR)	10/20/32	8.293	978,912
1,000	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300%(1),(8)	(NR, Ba3)	07/20/30	7.363	964,374
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, Ba3)	07/20/30	7.213	452,253
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, LIBOR 3M + 3.500%(1),(8)	(NR, Ba1)	10/20/31	4.563	921,739
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba3)	06/20/29	6.678	698,763

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	4.388	$479,346
TOTAL ASSET BACKED SECURITIES (Cost $24,383,438)					23,115,102
Number of Shares
COMMON STOCKS (2.5%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(5)				119,849
Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(5)				501,120
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(12)				15
25,202	Proppants Holdings LLC(4),(5),(6),(12)				252
6,341	UTEX Industries, Inc.(4),(5)				424,847
					425,114
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(4),(5),(6),(12)				372
Investments & Misc. Financial Services (1.4%)
7,000	Accelerate Acquisition Corp.(5)				68,460
48,000	Ares Acquisition Corp.(5)				471,360
49,770	CC Neuberger Principal Holdings III(5)				489,239
80,000	DHC Acquisition Corp.(5)				783,200
90,953	FTAC Hera Acquisition Corp.(5)				892,249
40,000	Gores Holdings VII, Inc.(5)				392,000
19,603	Gores Technology Partners, Inc.(5)				192,110
50,000	Hudson Executive Investment Corp. III(5)				491,000
155,000	KKR Acquisition Holdings I Corp.(5)				1,519,000
42,000	Mason Industrial Technology, Inc.(5)				412,020
15,000	Northern Star Investment Corp. IV(5)				146,850
30,000	Pathfinder Acquisition Corp.(5)				294,600
10,000	Pivotal Investment Corp. III(5)				98,000
15,000	Warburg Pincus Capital l Corp.(5)				147,450
					6,397,538
Metals & Mining - Excluding Steel (0.5%)
1,100,000	Taseko Mines Ltd.(5)				2,143,109
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(5)				289,067
Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(5),(13)				939,880
Real Estate Investment Trusts (0.0%)
6,400	Global Net Lease, Inc.				89,792

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(12)	$—
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(12)	—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(12)	100
		100
Theaters & Entertainment (0.1%)
5,000	Technicolor S.A(5),(7)	556,982
TOTAL COMMON STOCKS (Cost $10,618,998)		11,462,923
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(12)	—
Investments & Misc. Financial Services (0.0%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(5)	698
1	ArcLight Clean Transition Corp. II expires 02/04/2023(5)	2
8,200	Ares Acquisition Corp. expires 12/31/2027(5)	3,247
1,863	Cartesian Growth Corp. expires 12/31/2027(5)	1,025
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(5)	5,674
26,666	DHC Acquisition Corp. expires 12/31/2027(5)	5,864
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(5)	7,967
5,000	Gores Holdings VII, Inc. expires 12/31/2027(5)	4,028
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(5)	3,500
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(5)	26,954
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(5)	3,862
2,500	Northern Star Investment Corp. IV expires 12/31/2027(5)	1,025
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(5)	2,100
2,000	Pivotal Investment Corp. III expires 12/31/2027(5)	860
3,000	Warburg Pincus Capital expires 02/17/2022(5)	1,570
		68,376
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(5)	3,221
TOTAL WARRANTS (Cost $141,818)		71,597
SHORT-TERM INVESTMENTS (4.1%)
6,806,334	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29%	6,806,334
12,203,985	State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(14)	12,203,985
TOTAL SHORT-TERM INVESTMENTS (Cost $19,010,319)		19,010,319
TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $492,870,378)		468,764,064
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(7,818,550)
NET ASSETS (100.0%)		$460,945,514

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $200,687,116 or 43.5% of net assets.

(2)  Security or portion thereof is out on loan (See note 2-K).

(3)  Bond is currently in default.

(4)  Security is valued using significant unobservable inputs.

(5)  Non-income producing security.

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(7)  This security is denominated in Euro.

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2022. The rate may be subject to a cap and floor.

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2022.

(10)  All or a portion is an unfunded loan commitment (See note 2-J).

(11)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)  Illiquid security.

(13)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(14)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2022.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	122,101	CAD	154,000	10/12/22	Barclays Bank PLC	$(122,101)	$(120,424)	$1,677
USD	2,161,892	CAD	2,728,000	10/12/22	Deutsche Bank AG	(2,161,892)	(2,133,243)	28,649
USD	268,131	CAD	341,000	10/12/22	JPMorgan Chase	(268,131)	(266,655)	1,476
USD	3,006,242	CAD	3,784,000	10/12/22	Morgan Stanley	(3,006,242)	(2,959,012)	47,230

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2022 (unaudited)

Forward Foreign Currency Contracts (continued)

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	352,946	EUR	316,520	10/12/22	Barclays Bank PLC	$(352,946)	$(337,172)	$15,774
USD	968,048	EUR	867,500	10/12/22	Deutsche Bank AG	(968,048)	(924,101)	43,947
USD	2,549	GBP	1,903	10/12/22	Barclays Bank PLC	(2,549)	(2,392)	157
USD	21,013	GBP	15,605	10/12/22	Deutsche Bank AG	(21,013)	(19,619)	1,394
USD	2,561	GBP	1,874	10/12/22	Morgan Stanley	(2,561)	(2,355)	206
								$140,510

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
CAD	99,000	USD	79,256	10/12/22	Barclays Bank PLC	$79,256	$77,416	$(1,840)
CAD	3,135,000	USD	2,470,317	10/12/22	Deutsche Bank AG	2,470,317	2,451,508	(18,809)
CAD	330,000	USD	260,413	10/12/22	JPMorgan Chase	260,413	258,053	(2,360)
CAD	671,000	USD	529,169	10/12/22	Morgan Stanley	529,169	524,708	(4,461)
GBP	12,326	USD	16,592	10/12/22	Barclays Bank PLC	16,592	15,496	(1,096)
GBP	3,191	USD	4,237	10/12/22	Deutsche Bank AG	4,237	4,012	(225)
GBP	644	USD	819	10/12/22	JPMorgan Chase	819	810	(9)
								$(28,800)
								$111,710

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $12,203,985 (Cost $492,870,378) (Note 2)	$468,764,064[1]
Cash	26,814
Foreign currency at value (Cost $378,872)	360,006
Receivable for investments sold	11,565,057
Interest receivable	4,185,618
Receivable for Fund shares sold	575,438
Unrealized appreciation on forward foreign currency contracts (Note 2)	140,510
Prepaid expenses and other assets	56,648
Total assets	485,674,155
Liabilities
Investment advisory fee payable (Note 3)	202,870
Administrative services fee payable (Note 3)	55,992
Shareholder servicing/Distribution fee payable (Note 3)	34,765
Payable upon return of securities loaned (Note 2)	12,203,985
Payable for investments purchased	9,742,966
Unfunded loan commitments (Note 2)	1,213,817
Payable for Fund shares redeemed	1,008,390
Dividend payable	46,537
Unrealized depreciation on forward foreign currency contracts (Note 2)	28,800
Trustees' fee payable	12,688
Accrued expenses	177,831
Total liabilities	24,728,641
Net Assets
Capital stock, $.001 par value (Note 6)	47,777
Paid-in capital (Note 6)	500,440,326
Total distributable earnings (loss)	(39,542,589)
Net assets	$460,945,514
I Shares
Net assets	$399,277,636
Shares outstanding	41,387,371
Net asset value, offering price and redemption price per share	$9.65
A Shares
Net assets	$26,832,069
Shares outstanding	2,780,907
Net asset value and redemption price per share	$9.65
Maximum offering price per share (net asset value/(1-4.75%))	$10.13
C Shares
Net assets	$34,835,809
Shares outstanding	3,608,468
Net asset value, offering price and redemption price per share	$9.65

1  Includes $11,854,024 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2022 (unaudited)

Investment Income
Interest	$11,823,204
Dividends	6,184
Securities lending (net of rebates)	9,101
Total investment income	11,838,489
Expenses
Investment advisory fees (Note 3)	2,055,382
Administrative services fees (Note 3)	68,504
Shareholder servicing/Distribution fees (Note 3)
Class A	36,322
Class C	189,252
Transfer agent fees	186,973
Registration fees	45,952
Custodian fees	44,904
Trustees' fees	33,792
Commitment fees (Note 4)	29,861
Audit and tax fees	25,150
Printing fees	22,434
Insurance expense	11,573
Legal fees	10,750
Miscellaneous expense	9,316
Total expenses	2,770,165
Less: fees waived and expenses reimbursed (Note 3)	(611,554)
Net expenses	2,158,611
Net investment income	9,679,878
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	81,774
Net realized loss from foreign currency transactions	(1,260)
Net change in unrealized appreciation (depreciation) from investments	(23,726,047)
Net change in unrealized appreciation (depreciation) from foreign currency translations	23,057
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	130,967
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(23,491,509)
Net decrease in net assets resulting from operations	$(13,811,631)

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
From Operations
Net investment income	$9,679,878	$14,601,617
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	80,514	(626,430)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(23,572,023)	17,008,304
Net increase (decrease) in net assets resulting from operations	(13,811,631)	30,983,491
From Distributions
From distributable earnings
Class I	(8,620,855)	(12,170,148)
Class A	(557,394)	(1,290,771)
Class C	(585,078)	(1,279,536)
Net decrease in net assets resulting from distributions	(9,763,327)	(14,740,455)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	127,355,293	291,942,975
Reinvestment of distributions	9,344,016	14,084,105
Net asset value of shares redeemed	(143,582,858)	(98,223,482)
Net increase (decrease) in net assets from capital share transactions	(6,883,549)	207,803,598
Net increase (decrease) in net assets	(30,458,507)	224,046,634
Net Assets
Beginning of period	491,404,021	267,357,387
End of period	$460,945,514	$491,404,021

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$10.12	$9.57	$9.88	$9.96	$10.24	$9.73
INVESTMENT OPERATIONS
Net investment income[1]	0.20	0.40	0.51	0.53	0.51	0.54
Net gain (loss) from investments, foreign currency transactions and forward foreign currency related items (both realized and unrealized)	(0.47)	0.56	(0.31)	(0.08)	(0.27)	0.52
Total from investment operations	(0.27)	0.96	0.20	0.45	0.24	1.06
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.41)	(0.51)	(0.52)	(0.52)	(0.53)
Return of capital	—	—	—	(0.01)	(0.00)[2]	(0.02)
Total dividends and distributions	(0.20)	(0.41)	(0.51)	(0.53)	(0.52)	(0.55)
Net asset value, end of period	$9.65	$10.12	$9.57	$9.88	$9.96	$10.24
Total return[3]	(2.68)%	10.11%	2.21%	4.68%	2.34%	11.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$399,278	$420,435	$190,537	$230,330	$175,189	$114,605
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.80%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.79%[4]	0.79%	0.80%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	4.05%[4]	3.93%	5.33%	5.36%	5.08%	5.34%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[4]	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[5]	31%	46%	34%	37%	45%	79%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$10.13	$9.57	$9.88	$9.96	$10.24	$9.74
INVESTMENT OPERATIONS
Net investment income[1]	0.19	0.38	0.49	0.51	0.49	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency related items (both realized and unrealized)	(0.48)	0.56	(0.31)	(0.08)	(0.28)	0.51
Total from investment operations	(0.29)	0.94	0.18	0.43	0.21	1.02
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.38)	(0.49)	(0.50)	(0.49)	(0.50)
Return of capital	—	—	—	(0.01)	(0.00)[2]	(0.02)
Total dividends and distributions	(0.19)	(0.38)	(0.49)	(0.51)	(0.49)	(0.52)
Net asset value, end of period	$9.65	$10.13	$9.57	$9.88	$9.96	$10.24
Total return[3]	(2.90)%	9.95%	1.96%	4.42%	2.09%	10.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$26,832	$31,102	$34,254	$50,343	$44,930	$36,961
Ratio of net expenses to average net assets	1.04%[4]	1.04%	1.05%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.04%[4]	1.04%	1.05%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	3.80%[4]	3.78%	5.10%	5.13%	4.84%	4.99%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[4]	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[5]	31%	46%	34%	37%	45%	79%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$10.13	$9.57	$9.88	$9.96[1]	$10.24	$9.74
INVESTMENT OPERATIONS
Net investment income[2]	0.15	0.31	0.41	0.43	0.41	0.43
Net gain (loss) from investments, foreign currency transactions and forward foreign currency related items (both realized and unrealized)	(0.48)	0.56	(0.31)	(0.08)	(0.28)	0.52
Total from investment operations	(0.33)	0.87	0.10	0.35	0.13	0.95
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.31)	(0.41)	(0.42)	(0.41)	(0.43)
Return of capital	—	—	—	(0.01)	(0.00)[3]	(0.02)
Total dividends and distributions	(0.15)	(0.31)	(0.41)	(0.43)	(0.41)	(0.45)
Net asset value, end of period	$9.65	$10.13	$9.57	$9.88	$9.96[1]	$10.24
Total return[4]	(3.26)%	9.13%	1.19%	3.64%	1.33%	9.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$34,836	$39,867	$42,566	$53,410	$46,586	$31,411
Ratio of net expenses to average net assets	1.79%[5]	1.79%	1.80%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.79%[5]	1.79%	1.80%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	3.06%[5]	3.03%	4.35%	4.38%	4.09%	4.25%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%[5]	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[6]	31%	46%	34%	37%	45%	79%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$189,707,923	$369,146	$190,077,069
Bank Loans	—	200,238,503	24,788,551	225,027,054
Asset Backed Securities	—	23,115,102	—	23,115,102
Common Stocks	9,688,541	1,348,796	425,586	11,462,923
Warrants	68,376	3,221	0 (1)	71,597
Short-term Investments	6,806,334	12,203,985	—	19,010,319
	$16,563,251	$426,617,530	$25,583,283	$468,764,064
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$140,510	$—	$140,510
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$28,800	$—	$28,800

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$7,269	$24,133,804	$739	$0	(1)	$24,141,812
Accrued discounts (premiums)	92	51,837	—	—		51,929
Purchases	379,265	11,189,916	—	—		11,569,181
Sales	—	(5,361,968)	—	—		(5,361,968)
Realized gain (loss)	—	7,796	(14,993)	—		(7,197)
Change in unrealized appreciation (depreciation)	(17,480)	(327,256)	14,993	—		(329,743)
Transfers into Level 3	—	5,003,105	424,847	—		5,427,952
Transfers out of Level 3	—	(9,908,683)	—	—		(9,908,683)
Balance as of April 30, 2022	$369,146	$24,788,551	$425,586	$0	(1)	$25,583,283
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2022	$(17,480)	$(149,727)	$—	$—		$(167,207)

(1) Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2022	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$8,438	Vendor Pricing	Single Broker Quote	$0.01 (N/A)
	$360,002	Recent Transactions	Trade Price	$1.03 (N/A)
Bank Loans	$24,788,551	Vendor Pricing	Single Broker Quote	$0.00 – $1.00	($0.97)
Common Stocks	$739	Income Approach	Expected Remaining Distribution	$0.00 – $5.22	($0.72)
	$424,847	Vendor Pricing	Single Broker Quote	$67.00 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2022, $5,427,952 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $9,908,683 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2022 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2022.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$140,510	$28,800	$—	$130,967

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2022, the Fund held an average monthly value on a net basis of $6,334,797 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$17,608	$(2,936)	$—	$—	$14,672
Deutsche Bank AG	73,990	(19,034)	—	—	54,956
JPMorgan Chase	1,476	(1,476)	—	—	—
Morgan Stanley	47,436	(4,461)	—	—	42,975
	$140,510	$(27,907)	$—	$—	$112,603

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$2,936	$(2,936)	$—	$—	$—
Deutsche Bank AG	19,034	(19,034)	—	—	—
JPMorgan Chase	2,369	(1,476)	—	—	893
Morgan Stanley	4,461	(4,461)	—	—	—
	$28,800	$(27,907)	$—	$—	$893

(a) Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2022, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2022 are disclosed in the Schedule of Investments.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2022, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Holley Purchaser, Inc. (Delayed Draw Term Loan)	11/17/2028	3.750	$68,085
LTI Holdings, Inc.	07/24/2026	4.750	$468,750
Pro Mach Group, Inc.	08/31/2028	4.000	$59,181
SCP Eye Care Services LLC	03/16/2028	4.500	$295,455
Therapy Brands Holdings LLC	05/18/2028	4.000	$254,237
Western Dental Services, Inc.	08/18/2028	4.500	$68,109

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2022 the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$11,854,024	$12,203,985	$12,203,985

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$11,854,024	$(11,854,024)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2022, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $12,124. The Fund retained $9,101 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,023.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2022, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $2,055,382 and $611,554, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the six months ended April 30, 2022, there was no recoupment.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$2,072,799	$101,003	$633,623	$810,885	$527,288
Class A	278,880	23,286	129,648	89,377	36,569
Class C	332,043	24,206	149,752	110,388	47,697
Totals	$2,683,722	$148,495	$913,023	$1,010,650	$611,554

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2022, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $68,504.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2022, the Fund paid Rule 12b-1 distribution fees of $36,322 for Class A shares and $189,252 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2022, CSSU and its affiliates advised the Fund that they retained $876 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2022 and during the six months ended April 30, 2022, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2022, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$145,795,849	$144,770,536	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	12,357,084	$123,360,077	27,727,218	$279,750,393
Shares issued in reinvestment of distributions	830,673	8,240,931	1,151,173	11,626,749
Shares redeemed	(13,326,374)	(132,360,963)	(7,267,430)	(73,254,477)
Net increase (decrease)	(138,617)	$(759,955)	21,610,961	$218,122,665

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	298,605	$2,982,391	863,110	$8,668,674
Shares issued in reinvestment of distributions	53,377	529,684	120,331	1,212,609
Shares redeemed	(642,346)	(6,405,840)	(1,491,869)	(15,058,786)
Net decrease	(290,364)	$(2,893,765)	(508,428)	$(5,177,503)
	Class C
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares	Value
Shares sold	100,673	$1,012,825	349,829	$3,523,908
Shares issued in reinvestment of distributions	57,775	573,401	123,495	1,244,747
Shares redeemed	(484,800)	(4,816,055)	(984,529)	(9,910,219)
Net decrease	(326,352)	$(3,229,829)	(511,205)	$(5,141,564)

On April 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	66%
Class A	5	71%
Class C	4	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2022 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 8, 2021 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement and the Sub-Advisory Agreement, and at a meeting held via Zoom on November 15 and 16, 2021, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2023.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were in line with or above the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement and the Sub-Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and generally outperformed over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund grows, additional efficiencies and economies of scale potentially could be realized. The Board also noted the current contractual expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses and their respective reputations as a result of their relationship with the Fund and the Fund's performance (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Investment Management Agreement and the investment management

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation and further lowering total Fund operating expenses pursuant to such expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Strategic Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0422

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b)        The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2022

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: June 30, 2022